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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

Shelton Funds
(Exact name of registrant as specified in charter)

1875 Lawrence Street, Suite 300, Denver, CO 80202
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31

Date of reporting period: August 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

This amendment adds the Code of Ethics of the Trust as an exhibit, and revised Section 4(g) disclosures relating to non-audit services.

ANNUAL REPORT

August 31, 2019

Green California Tax-Free Income Fund

U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Shelton Core Value Fund

Nasdaq-100 Index Fund

Shelton Green Alpha Fund

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually the “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund, which is designated a Money Market Fund, will be able to maintain a stable net asset value of $1.00 per share.

Beginning on April 29, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.sheltoncap.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 800-955-9988 to let the Funds know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.sheltoncap.com.

Table of Contents	August 31, 2019

Historical Performance and Manager’s Discussion	1
About Your Fund’s Expenses	7
Top Holdings and Sector Breakdowns	9
Portfolio of Investments	13
Statements of Assets & Liabilities	31
Statements of Operations	34
Statements of Changes in Net Assets	37
Financial Highlights	43
Notes to Financial Statements	53
Fund Holdings	60
Proxy Voting Policies, Procedures and Voting Records	60
Report of Independent Registered Public Accounting Firm	61
Board of Trustees and Executive Officers	62

Historical Performance and Manager’s Discussion (Unaudited)	August 31, 2019

Bond Funds

US bond markets over the last fiscal year were heavily impacted by three inter-related issues: 1) concerns about slowing economic growth; 2) trade disputes, primarily with China; 3) Federal Reserve Board monetary policy. As the fiscal year began, there were signs that the long economic expansion was slowing, exacerbated by the escalating rhetoric and imposition of tariffs between the US and China and a hawkish Federal Reserve that was expected to raise rates several times over the coming year. US interest rates rose briefly across the curve over the first couple of months of the fiscal year, then fell across the curve for the remainder of the year. The Federal Reserve did raise the Fed Funds target rate by 25 bps in September and again in December 2018, but even as they raised the rates, their communications were becoming more dovish in response to the lack of progress on the trade dispute and concerns about slower equity earnings growth and economic momentum. The Federal Reserve indicated that their actions would be driven by the data as investors shifted to an expectation of easing monetary policy. While the labor market remained strong with historically low unemployment rates below 4%, the Q4 2018 US GDP was revised down from 2.6% to 2.2%, inflation was still failing to sustain the Federal Reserve target level of 2%, and trade issues were unresolved. The yield curve flattened to the point in late March that yields on the 3 month US Treasury Bill were higher than the 10 year US Treasury Note, historically an indicator of a coming recession. This inversion only lasted a few days, but returned in late May for the remainder of the fiscal year. The Summer of 2019 saw Federal Reserve communications grow more dovish as economic data showed continuing growth but a lack of momentum and weakening confidence from both business and consumers due to concerns over the impact of US-China trade issues. In July 2019, the Federal Reserve lowered the Fed Funds target rate by 25 bps, the first easing in 11 years. In August the US-China trade dispute was escalated with President Trump announcing a new 10% on $300 billion of Chinese imports that weren’t subject to tariff, which elicited retaliatory tariffs on US agricultural, auto and oil exports to China. Amid concerns about the economic impact of the trade tensions investors sought the safe haven of US bonds, driving bond yields lower at the end of the fiscal year, with the 30 year US Treasury yield falling below 2% for the first time in history in August 2019.

In response to the Federal Reserve’s transition from the initial hawkish stance and expectations of future tightening to a dovish stance and easing of monetary policy the three month T-Bill rates began the year at 2.10% and rose steadily until December, then traded within a range from 2.34% to 2.46% through mid-May. The increasingly dovish Federal Reserve pushed 3 month T-Bill yields down for the remainder of the fiscal year, ending at 1.98%. The yield on the two-year note started at 2.63% and rose early in the fiscal year, peaking at 2.97% in early November, then moving steadily downward to close out the fiscal year at 1.51%.

Intermediate and longer dated US Treasuries followed a very similar pattern to the two year notes, with the highest yields of the year for 5, 10 and 30 year US Treasuries all being in early November and followed by falling rates the rest of the year. The 5 year note yields rose from 2.74% to 3.09% from the start of the fiscal year until the early November peak, then fell at a fairly consistent pace, ending at 1.39%. The 10 year bond yield rose from 2.86% to 3.24% in the September – November period and then fell to end the year at 1.50%. The 30-year yield followed the same pattern, rising from 3.02% to 3.46% in September-November before falling, as previously mentioned, below 2% for the first time ever in August and ending the fiscal year at 1.96%.

The U.S. Government Securities Fund ended the fiscal year on August 31, 2019 with a duration of 4.55 years and a total return of the Direct Shares for the period of 7.48%. The Short-Term Government Bond Fund ended the fiscal year on August 31, 2019 with a duration of 1.09 years and a total return of the Direct Shares for the period of 2.89%. Returns for both funds, as is generally the case for fixed income investments, have benefited from the falling interest rates over the course of the fiscal year. All of the securities in the Fund are backed by the full faith and credit of the United States.

California municipal market bond yields do not necessarily move in lock step with US Treasury yields, but are subject to the level and shape of the benchmark U.S. Treasury curve, as well as the specific economic circumstances of both the State of California and each specific issuer. The relative value of municipal bonds to US Treasuries, as measured by the Bloomberg AAA Muni Yield % of Treasury, didn’t experience any extraordinary changes, with municipal bonds remaining at relatively expensive historical levels. There were no major events such as the prior fiscal year’s tax reform impacting municipal bonds, though the market is still experiencing secondary supply effects for issuance that was accelerated prior to the tax reform in 2017. Most California municipal bond investors continue to benefit from generally strong and improving economic conditions throughout the state. Standard & Poor’s and Moody’s maintained their rating on CA general obligation bonds at AA- and Aa3 respectively, while Fitch upgraded the state from AA- to AA in August 2019. The Bloomberg US California Muni yield curve flattened over the course of the year like the US Treasury curve, but the muni curve does remain positively sloped. The difference in yield between the 2 year and 10 year bonds fell from 0.88% to 0.33% over the course of the fiscal year.

The Green California Tax-Free Income Fund’s total return for the fiscal year ended August 31, 2019 was 6.10%, and the duration was 4.31 years at fiscal year-end. The portfolio average credit rating was maintained at AA.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2019

DIRECT SHARES

Average Annual Total Returns*
for the periods ended 8/31/19

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Green California Tax-Free Income Fund	6.10%	2.40%	3.51%	5.60%
Barclays Municipal Bond Index	8.72%	3.93%	4.66%	6.24%

DIRECT SHARES

Average Annual Total Returns*
for the periods ended 8/31/19

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
U.S. Government Securities Fund	7.48%	1.81%	1.97%	5.31%
Barclays GNMA Index	6.70%	2.56%	3.29%	6.33%
Barclays Treasury Index	10.38%	3.03%	3.27%	6.19%

K SHARES

Average Annual Total Returns*
for the periods ended 8/31/19

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
U.S. Government Securities Fund	6.87%	1.27%	1.46%	2.11%
Barclays GNMA Index	6.70%	2.56%	3.29%	4.09%
Barclays Treasury Index	10.38%	3.03%	3.27%	3.81%

DIRECT SHARES

Average Annual Total Returns*
for the periods ended 8/31/19

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Short-Term U.S. Government Bond Fund	2.88%	0.61%	0.50%	2.01%
Barclays 1-3 Yr. Treasury Index	4.42%	1.34%	1.22%	2.89%

K SHARES

Average Annual Total Returns*
for the periods ended 8/31/19

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Short-Term U.S. Government Bond Fund	2.45%	0.12%	0.02%	0.93%
Barclays 1-3 Yr. Treasury Index	4.42%	1.34%	1.22%	2.08%

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2019

Stock Funds

By definition, the objective for managing the index funds is to match the performance of the funds to their index benchmarks. Each of our index funds tracked their respective benchmarks tightly during this last fiscal year. We measure the index fund performance by using a correlation coefficient. This is a statistical measure that compares the daily performance of a fund against its benchmark index. A measure of 1.000 indicates that the performance is perfectly correlated and a measure of -1.000 implies they are negatively correlated. According to Bloomberg, LLC, The S&P 500 Index Fund had a correlation of 0.998 for the fiscal year. The S&P Nasdaq-100 Index Fund, SmallCap Fund and S&P MidCap Index Fund each had a correlation of 0.999.

During the fiscal year, the Direct shares of the S&P 500 Index Fund out-performed the Direct Shares of the S&P MidCap and SmallCap Index Fund by posting gains of 2.40%, compared to (6.85)% and (15.82)%, respectively. It’s important to note, however, that during the year the relative performance varied substantially. After the new tax bill that went into effect in the beginning of the year, the S&P SmallCap fund substantially outperformed the S&P 500 and MidCap Index funds. Though the returns of these three funds remained relatively flat for the balance of the fiscal year, the SmallCap fund had a strong rally compared to the other two funds during the last four months.

The Nasdaq-100 Index Fund (Direct Shares) finished up 1.72%, versus a benchmark performance of 1.60%. It is important to note that while this index is a popular and widely tracked investment benchmark, it is constructed in a different way than the S&P indices that we track. As of October 2019, Apple Inc. alone made up 10.99% of the index and the top ten holdings accounted for over 50% of the index. It provides investors a strong technology exposure as well as the related volatility.

The Shelton Core Value Fund is a value fund that focuses on income as well as the potential for capital appreciation. The Direct Shares returned 0.41% for the year. The performance of the fund trailed the U.S. stock market as measured by the S&P 500 Index by 2.51% and beat the LargeCap value market, as measured by the S&P 500 Value Index, by 0.84%. The optimism of the previous year was followed by a year where equity assets provided little return to investors. Macro risks such as a pending trade war with China and continued uncertainty around Brexit caused markets to respond negatively in the fourth quarter of 2018 where stocks fell dramatically. Through much of the first quarter and through April of 2019, markets strengthened with the exception of LargeCap stocks, which remained below where they had begun the year. After a massive turn-around in small business optimism since the Trump election, optimism fe1l through most of the period. As a favorable economic indicator, the optimism levels have remained above 100 for the entire period and this has helped lead to gains in hiring and ultimately, the lowest level of unemployment in the US over several decades.

The Shelton Core Value Fund lagged to overall market and, consistent with the conservative posturing of the portfolio, demonstrated lower overall risk as measured by volatility over the period. As hoped, it out-performed the S&P 500 during down markets (August-December and the month of May) and underperformed during rallies (January-April and June-July). The portfolio is generating a higher level of cashflow (with an indicated yield of 5.7% at the time of this writing) in an effort to meet the income needs of investors by investing primarily in dividend-paying stocks and selling call options on a portion of the portfolio to take advantage of the expected risk-adjusted return provided by a covered call strategy. One of the primary drivers of this strategy is slowing global growth combined with a historically-high price earnings multiple of the equity markets as measured by the S&P 500. With our view that future returns in the equity markets are limited by these factors, selling upside volatility for immediate cashflow will reduce risk and generate attractive high levels of cash flow.

Our view at the time of writing is that while growth will continue to come slowly, corporations will be profitable, and US equities represent an attractive investment opportunity for investors who are comfortable with the associated risks and volatility. The current political dysfunction, in our opinion, is singularly responsible for the poor economic growth we are seeing in the economy. We will become much more bullish if the political dialog about economic policy improves as we believe this is the simplest, most direct route to economic growth and labor market participation. Capital markets perform best with a strong rule of law governing property rights and minimal incremental government influence.

While we cannot predict what the future holds, we can easily make the case that investors who have continued to invest through troubled markets in the past have been rewarded for their tenacity. We encourage you to maintain a diversified portfolio using both stock and bond funds, in a balance that is appropriate for your particular investment objectives.

Shelton Green Alpha Fund

The Shelton Green Alpha Fund invests primarily in stocks of companies that are believed by the Sub-Advisor, Green Alpha Advisors, LLC, to be leaders in managing economic and environmental risks and opportunities, have above average growth potential and are reasonably valued relative to their growth potential. For the year ending August 31, 2019 the Shelton Green Alpha Fund’s return was 8.91%, outperforming the -0.83% return of the MSCI ACWI IMI (Investable Market Index), the Fund’s primary benchmark, and outperforming the 2.92% return of the S&P 500 Index, the Fund’s secondary benchmark.

The 9.74% performance lead over the Fund’s benchmark for the fiscal year was primarily the result of the Fund’s exposure to the renewable energy industry group and associated industries such as renewable energy financing and utilities. Sustainable REITs also contributed during the period.

Detracting from performance during the fiscal year was exposure to the communications sector, primarily the internet and telecommunications industry groups. Also detracting were the natural and organic food production and distribution aspects of the Consumer, non-cyclical sector.

In line with the Fund’s environmental focus, the Fund’s investments throughout the year reflected the Sub-Advisor’s view of a diversified portfolio of companies who are leaders in a number of industries including wind energy, solar photovoltaics, advanced biotech, artificial intelligence and machine learning, waste-to-value building materials, efficient industrial machinery and automation, electric transportation, mobile communications, internet of things, data infrastructure, energy efficiency and lighting, water desalination, and natural foods, among others.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2019

DIRECT SHARES

Average Annual Total Returns*
for the periods ended 8/31/19

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P 500 Index Fund	2.40%	9.82%	13.16%	9.45%
S&P 500 Composite Stock Price Index	2.92%	10.10%	13.43%	9.63%

K SHARES

Average Annual Total Returns*
for the periods ended 8/31/19

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P 500 Index Fund	1.88%	9.28%	12.59%	8.13%
S&P 500 Composite Stock Price Index	2.92%	10.10%	13.43%	8.88%

DIRECT SHARES

Average Annual Total Returns*
for the periods ended 8/31/19

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P MidCap Index Fund	-6.85%	6.97%	12.50%	11.23%
S&P MidCap 400 Index	-6.45%	7.21%	12.83%	11.56%

K SHARES

Average Annual Total Returns*
for the periods ended 8/31/19

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P MidCap Index Fund	-7.27%	6.45%	11.94%	8.74%
S&P MidCap 400 Index	-6.45%	7.21%	12.83%	9.71%

DIRECT SHARES

Average Annual Total Returns*
for the periods ended 8/31/19

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P SmallCap Index Fund	-15.82%	7.55%	12.83%	9.11%
S&P SmallCap 600 Index	-15.09%	7.91%	13.18%	9.79%

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2019

K SHARES

Average Annual Total Returns*
for the periods ended 8/31/19

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P SmallCap Index Fund	-16.22%	7.02%	12.27%	8.68%
S&P SmallCap 600 Index	-15.09%	7.91%	13.18%	9.69%

DIRECT SHARES

Average Annual Total Returns*
for the periods ended 8/31/19

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Core Value Fund	0.41%	5.79%	10.97%	7.82%
S&P / Citigroup Value Index	2.13%	7.29%	11.50%	7.88%
S&P 500 Composite Stock Price Index	2.92%	10.10%	13.43%	8.78%

K SHARES

Average Annual Total Returns*
for the periods ended 8/31/19

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Core Value Fund	-0.08%	5.27%	10.42%	7.50%
S&P / Citigroup Value Index	2.13%	7.29%	11.50%	7.82%
S&P 500 Composite Stock Price Index	2.92%	10.10%	13.43%	8.88%

DIRECT SHARES

Average Annual Total Returns*
for the periods ended 8/31/19

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Nasdaq-100 Index Fund	1.72%	13.77%	17.46%	3.90%
Nasdaq-100 Index	1.60%	14.82%	18.14%	4.55%

K SHARES

Average Annual Total Returns*
for the periods ended 8/31/19

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Nasdaq-100 Index Fund	1.24%	13.21%	16.88%	11.10%
Nasdaq-100 Index	1.60%	14.82%	18.14%	12.18%

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2019

DIRECT SHARES

Average Annual Total Returns*
for the periods ended 8/31/19

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Green Alpha Fund**	8.91%	3.93%	N/A	10.67%
S&P 500 Composite Stock Price Index	2.92%	10.10%	N/A	13.01%
MSCI ACWI IMI	-0.83%	6.01%	N/A	8.30%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	Shelton Green Alpha Fund commencement of operations was March 12, 2013.

About Your Fund’s Expenses (Unaudited) August 31, 2019

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Funds’ gross income, directly reduce the investment return of the Funds. The Funds’ expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2019 to August 31, 2019.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds do not charge any sales charges. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period.

	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period*	Net Annual Expense Ratio
Green California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,040	$ 3.89	0.76%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,046	$ 3.90	0.76%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,059	$ 3.87	0.75%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,046	$ 3.85	0.75%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,055	$ 6.44	1.25%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,044	$ 6.41	1.25%
Short-Term U.S. Government Bond Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,017	$ 3.03	0.60%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,047	$ 3.08	0.60%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,016	$ 5.56	1.10%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,044	$ 5.64	1.10%
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,009	$ 2.67	0.53%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,047	$ 2.72	0.53%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,007	$ 5.18	1.03%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,045	$ 5.28	1.03%
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,059	$ 2.58	0.50%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,047	$ 2.57	0.50%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,056	$ 5.15	1.00%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,045	$ 5.13	1.00%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 989	$ 3.29	0.66%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,047	$ 3.39	0.66%
K Shares
Based on Actual Fund Return	$ 1,000	$ 987	$ 5.78	1.16%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,044	$ 5.94	1.16%

About Your Fund’s Expenses (Unaudited) August 31, 2019 (Continued)

	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period*	Net Annual Expense Ratio
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 947	$ 3.90	0.80%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,046	$ 4.10	0.80%
K Shares
Based on Actual Fund Return	$ 1,000	$ 945	$ 6.39	1.31%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,043	$ 6.71	1.31%
Shelton Core Value Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,029	$ 3.97	0.78%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,046	$ 4.00	0.78%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,027	$ 6.50	1.28%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,044	$ 6.56	1.28%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,077	$ 2.66	0.51%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,047	$ 2.62	0.51%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,074	$ 5.25	1.01%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,045	$ 5.18	1.01%
Shelton Green Alpha Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,051	$ 6.68	1.30%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,043	$ 6.66	1.30%

*	Expenses are equal to the Fund’s expense ratio annualized

Top Holdings and Sector Breakdowns (Unaudited)	August 31, 2019

Green California Tax-Free Income Fund

Security		Description	Market Value	Percentage of Total Investment
1	East Side Union High School District	General Obligation Refunding Bonds (2012 Crossover)	$ 3,478,489	5.3%
2	William S Hart Union High School District	General Obligation Bonds; 2001 Election, Series B	3,031,268	4.6%
3	California State Public Works Board	Lease Revenue Bonds; 2009 Series I-1	3,024,840	4.6%
4	San Francisco Bay Area Rapid Transit District	San Francisco BART District GO Bonds 2017 Refunding Series E (Green Bonds)	2,918,677	4.5%
5	Los Rios Community College District	General Obligation Bonds; 2008 Election, Series B	2,858,375	4.4%
6	Mount San Antonio Community College District	General Obligation Bonds; Election of 2008, Series 2013A	2,680,194	4.1%
7	East Bay Municipal Utility District Water System Revenue	Water System Revenue Bonds; 2015 Series B	2,519,840	3.8%
8	California Health Facilities Financing Authority	Kaiser Permanente Revenue Bonds, Series 2017A-1	2,240,057	3.4%
9	Los Angeles Department of Water	Water System Revenue Bonds; 2015 Series B	2,199,916	3.4%
10	City of Los Angeles CA	General Obligation refunding Bonds; Series 2012-A	2,163,500	3.3%

U.S. Government Securities Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note/Bond	05/15/2025	$ 2,283,402	11.8%
2	United States Treasury Note/Bond	08/15/2023	2,083,163	10.8%
3	United States Treasury Note/Bond	02/15/2021	2,056,875	10.6%
4	United States Treasury Note/Bond	02/15/2022	2,026,406	10.5%
5	United States Treasury Note/Bond	02/15/2020	1,496,426	7.7%
6	United States Treasury Note/Bond	02/29/2024	1,339,965	6.9%
7	United States Treasury Note/Bond	08/15/2020	1,309,979	6.8%
8	United States Treasury Note/Bond	11/15/2028	1,252,539	6.5%
9	United States Treasury Note/Bond	02/15/2026	1,024,234	5.3%
10	United States Treasury Note/Bond	08/15/2027	952,559	4.9%

Short-Term U.S. Government Bond Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note/Bond	07/31/2020	$ 1,502,608	25.0%
2	United States Treasury Note/Bond	01/31/2021	1,207,852	20.1%
3	United States Treasury Note/Bond	01/31/2020	1,097,465	18.3%
4	United States Treasury Note/Bond	02/15/2020	897,855	14.9%
5	United States Treasury Note/Bond	07/31/2021	810,688	13.5%
6	United States Treasury Note/Bond	06/30/2022	407,789	6.8%
7	Ginnie Mae II Pool	11/20/2034	54,404	0.9%
8	Ginnie Mae II Pool	06/20/2034	31,145	0.5%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2019

The United States Treasury Trust

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	10/03/2019	$ 8,183,649	20.9%
2	United States Treasury Bill	11/07/2019	6,574,200	16.8%
3	United States Treasury Bill	09/17/2019	5,194,812	13.3%
4	United States Treasury Bill	09/05/2019	4,798,414	12.3%
5	United States Treasury Bill	10/24/2019	3,489,698	8.9%
6	United States Treasury Bill	10/17/2019	2,493,283	6.4%
7	United States Treasury Bill	09/12/2019	1,598,954	4.1%
8	United States Treasury Bill	01/30/2020	1,586,244	4.1%
9	United States Treasury Bill	01/23/2020	1,191,182	3.0%
10	United States Treasury Bill	09/10/2019	999,445	2.6%

S&P 500 Index Fund

Security		Market Value	Percentage of Total Investment
1	Microsoft Corp	$ 8,278,355	4.3%
2	Apple Inc	7,173,976	3.8%
3	Amazon.com Inc	5,774,719	3.0%
4	Facebook Inc	3,482,039	1.8%
5	Berkshire Hathaway Inc	3,068,033	1.6%
6	Alphabet Inc - Class C	2,858,569	1.5%
7	Alphabet Inc - Class A	2,802,508	1.5%
8	JPMorgan Chase & Co	2,802,089	1.5%
9	Johnson & Johnson	2,690,169	1.4%
10	Visa Inc	2,472,352	1.3%

S&P MidCap Index Fund

Security		Market Value	Percentage of Total Investment
1	STERIS PLC	$ 878,845	0.8%
2	NVR Inc	806,176	0.7%
3	Teledyne Technologies Inc	744,936	0.7%
4	Zebra Technologies Corp	737,288	0.7%
5	Alleghany Corp	720,836	0.7%
6	West Pharmaceutical Services Inc	712,172	0.6%
7	Old Dominion Freight Line Inc	706,624	0.6%
8	FactSet Research Systems Inc	701,984	0.6%
9	Camden Property Trust	697,347	0.6%
10	WR Berkley Corp	686,779	0.6%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2019

S&P SmallCap Index Fund

Security		Market Value	Percentage of Total Investment
1	Mercury Systems Inc	$ 414,021	0.6%
2	FTI Consulting Inc	385,087	0.6%
3	Repligen Corp	366,507	0.6%
4	Aerojet Rocketdyne Holdings Inc	354,119	0.5%
5	SolarEdge Technologies Inc	353,157	0.5%
6	Exponent Inc	350,197	0.5%
7	Strategic Education Inc	347,598	0.5%
8	Neogen Corp	344,349	0.5%
9	Cabot Microelectronics Corp	339,422	0.5%
10	RLI Corp	336,337	0.5%

Shelton Core Value Fund

Security		Market Value	Percentage of Total Investment
1	JPMorgan Chase & Co	$ 7,802,257	5.2%
2	Apple Inc	4,174,800	2.8%
3	Sprouts Farmers Market Inc	4,128,500	2.7%
4	Consolidated Edison Inc	4,000,500	2.6%
5	Bank of America Corp	3,851,400	2.5%
6	Wells Fargo & Co	3,725,600	2.5%
7	Masco Corp	3,665,700	2.4%
8	Amazon.com Inc	3,552,580	2.3%
9	Abbott Laboratories	3,507,505	2.3%
10	Chevron Corp	3,452,021	2.3%

Nasdaq-100 Index Fund

Security		Market Value	Percentage of Total Investment
1	Microsoft Corp	$ 66,559,494	10.5%
2	Apple Inc	66,441,525	10.5%
3	Amazon.com Inc	60,464,912	9.6%
4	Facebook Inc	31,123,119	4.9%
5	Alphabet Inc - Class C	28,867,266	4.6%
6	Alphabet Inc - Class A	25,360,670	4.0%
7	Intel Corp	16,281,068	2.6%
8	Comcast Corp	15,377,031	2.4%
9	Cisco Systems Inc	15,370,298	2.4%
10	PepsiCo Inc	14,702,167	2.3%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2019

Shelton Green Alpha Fund

Security		Market Value	Percentage of Total Investment
1	Pattern Energy Group Inc	$ 3,665,250	6.7%
2	Vestas Wind Systems A/S	3,001,250	5.5%
3	First Solar Inc	2,768,322	5.0%
4	Applied Materials Inc	2,328,970	4.2%
5	Sunrun Inc	2,146,200	3.9%
6	TerraForm Power Inc	1,865,600	3.4%
7	JinkoSolar Holding Co Ltd	1,815,210	3.3%
8	Hannon Armstrong Sustainable Infrastructure Capital Inc	1,768,320	3.2%
9	International Business Machines Corp	1,761,890	3.2%
10	SunPower Corp	1,727,760	3.1%

Green California Tax-Free Income Fund	Portfolio of Investments	8/31/19

Security Description	Par Value	Value (Note 1)
Municipal Bonds (95.88%)

BUTTE-GLENN COMMUNITY COLLEGE DISTRICT
Lease Revenue Bonds; 2009 Series I-1, 4.000%, 08/01/2026	$1,000,000	$1,089,540
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Kaiser Permanente Revenue Bonds, Series 2017A-1, 5.000%, 11/01/2027	1,700,000	2,240,057
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Clean Water State Revolving Fund Revenue Bonds, Series 2016 (Green Bonds), 2.000, 10/01/2019	200,000	200,182
Clean Water State Revolving Fund Revenue Bonds, Series 2016 (Green Bonds), 5.000%, 10/01/2033	1,200,000	1,481,400
CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1, 6.125%, 11/01/2029	3,000,000	3,024,840
TRUSTEES OF THE CALIFORNIA STATE UNIVERSITY
Systemwide Revenue Bonds; Series 2012A, 4.000%, 11/01/2030	1,100,000	1,189,045
CITY AND COUNTY OF SAN FRANCISCO
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A, 4.000%, 06/15/2033	1,000,000	1,046,080
CITY OF LOS ANGELES
General Obligation Refunding Bonds; Series 2012-A, 5.000%, 09/01/2021	2,000,000	2,163,500
CITY OF LOS ANGELES WASTEWATER SYSTEM REVENUE
Los Angeles CA Wastewater System Revenue Bond, 5.000%, 06/01/2044	500,000	591,285
Los Angeles CA Wastewater System Revenue Bond, 5.250%, 06/01/2047	1,500,000	1,869,015
CITY OF ROSEVILLE FINANCE AUTHORITY ELECTRIC SYSTEM REVENUE
Electric System Revenue Refunding Bonds; Series 2013, 5.000%, 02/01/2025	750,000	864,960
CITY OF SAN FRANCISCO PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue, 5.000%, 11/01/2036	1,170,000	1,405,685
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.000%, 11/01/2034	1,000,000	1,279,410
San Francisco City and Green Bond Series A, 5.000%, 11/01/2030	680,000	825,275
EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
Water System Revenue Bonds; 2015 Series B, 5.000%, 06/01/2026	2,050,000	2,519,840
EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006, 5.250%, 09/01/2023	2,975,000	3,478,489
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C, 0%, 08/01/2027	2,000,000	1,780,880
LA MIRADA REDEVELOPMENT AGENCY SUCCESSOR AGENCY
Subordinate Tax Allocation Refunding Bonds; 2014 Series A, 5.000%, 08/15/2023	1,000,000	1,157,300
LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G, 5.000%, 08/01/2028	865,000	1,029,687
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Los Angeles County Met Transport, 4.000%, 07/01/2028	500,000	583,340
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A, 5.000%, 07/01/2021	1,000,000	1,075,550
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A, 5.000%, 07/01/2023	1,500,000	1,731,855
LOS ANGELES DEPARTMENT OF WATER
Water System Revenue Bonds, 2012 Series A, 5.000%, 07/01/2037	1,985,000	2,199,916
LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B, 5.000%, 08/01/2032	2,500,000	2,858,375
MIDPENINSULA REGIONAL OPEN SPACE DISTRICT
Midpeninsula Regional Open Space District, 4.000%, 09/01/2021	200,000	212,450
MOUNT DIABLO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Election Of 2002, Series B, 5.000%, 07/01/2020	500,000	517,100
MOUNT SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A, 5.000%, 08/01/2034	2,345,000	2,680,194
PORT OF LOS ANGELES
Revenue Bonds; 2014 Series C, 4.000%, 08/01/2023	290,000	324,191
RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012, 4.000%, 09/01/2020	1,380,000	1,423,111
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K, 5.250%, 07/01/2024	1,000,000	1,146,300
SAN DIEGO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2002, Series 2013, 5.000%, 08/01/2027	1,175,000	1,357,066
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco BART District GO Bonds 2017 Series A-1 (Green Bonds), 4.000%, 08/01/2034	645,000	761,758
San Francisco BART District GO Bonds 2017 Refunding Series E (Green Bonds), 5.000%, 08/01/2036	2,300,000	2,918,677
SAN FRANCISCO CITY & COUNTY AIRPORT COMMISSION
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A, 5.000%, 05/01/2020	500,000	513,355

See accompanying notes to financial statements.

Green California Tax-Free Income Fund	Portfolio of Investments (Continued)	8/31/19

Security Description	Par Value	Value (Note 1)
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION WASTEWATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue, 4.000%, 10/01/2021	$700,000	$744,324
SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A, 5.000%, 04/01/2034	1,000,000	1,193,400
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005, 0%, 08/01/2029	2,500,000	2,056,850
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Souther California Public Power Authority Windy Pt/Windy Flats Project 1, 5.000%, 07/01/2026	1,400,000	1,446,354
Windy Point/Windy Flats Project Revenue Bonds; 2010-1, 5.000%, 07/01/2023	1,000,000	1,034,030
STATE OF CALIFORNIA
Tax-Exempt Various Purpose General Obligation Bonds, 3.000%, 10/01/2028	900,000	964,566
Tax-Exempt Various Purpose General Obligation Bonds, 0.850%, 05/01/2034	1,300,000	1,300,000
TUOLUMNE WIND PROJECT AUTHORITY
Tuolumne Wind Project Authority, 5.000%, 01/01/2020	1,000,000	1,013,530
UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM, 5.000%, 05/15/2029	925,000	1,093,729
WILLIAM S HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B, 0%, 09/01/2029	3,595,000	3,031,268

Total Municipal Bonds (Cost $59,930,928)		63,417,759

Variable Rate Demand Notes (3.18%)
California Health Facilities Financing Authority, 5.000%, 07/01/2043*,**	1,000,000	1,004,530
Metropolitan Water District of Southern California, 1.050%, 07/01/2047*	100,000	100,000
Santa Clara Valley Transportation Authority, 0.850%, 04/01/2036*	300,000	300,000
State of California General Obligation, 1.000%, 05/01/2034*	200,000	200,000
State of California General Obligation, 1.000%, 05/01/2040*	500,000	500,000
Total Variable Rate Demand Notes (Cost $1,168,956)		2,104,530

Total Investments (Cost $61,099,884)(a) (99.06%)		$65,522,289
Other Net Assets (0.94%)		622,058
Net Assets (100.00%)		$66,144,347

(a) Aggregate cost for federal income tax purposes is $61,098,380.

At August 31, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$4,588,454
Unrealized depreciation	(164,545)
Net unrealized appreciation	$4,423,909

*	Rate Effective as of August 31, 2019
**	In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

See accompanying notes to financial statements.

U.S. Government Securities Fund	Portfolio of Investments	8/31/19

Security Description	Par Value	Value (Note 1)
Government National Mortgage Association (4.66%)
5.000%, 07/15/2020	$7,228	$7,288
5.500%, 01/15/2025	32,162	34,589
6.000%, 01/15/2026	89,455	99,030
5.500%, 04/15/2036	127,702	145,126
5.000%, 03/15/2038	157,581	176,404
6.000%, 06/15/2038	68,590	78,885
3.500%, 11/20/2044	350,959	367,976
Total Government National Mortgage Association (Cost $847,071)		909,298

United States Treasury Bills (0.51%)
0%, 10/03/2019 (Cost $99,811)	100,000	99,834

United States Treasury Bonds (15.91%)
6.000%, 02/15/2026	800,000	1,024,234
6.375%, 08/15/2027	400,000	547,188
5.000%, 05/15/2037	500,000	752,588
2.750%, 08/15/2042	400,000	461,797
2.250%, 08/15/2046	300,000	317,713
Total United States Treasury Bonds (Cost $2,859,875)		3,103,520

United States Treasury Notes (77.90%)
1.750%, 11/30/2019	400,000	399,680
1.375%, 02/15/2020	1,500,000	1,496,426
2.625%, 08/15/2020	1,300,000	1,309,979
3.625%, 02/15/2021	2,000,000	2,056,875
2.000%, 02/15/2022	2,000,000	2,026,406
2.500%, 08/15/2023	2,000,000	2,083,163
2.125%, 02/29/2024	1,300,000	1,339,965
2.125%, 05/15/2025	2,200,000	2,283,402
2.250%, 08/15/2027	900,000	952,559
3.125%, 11/15/2028	1,100,000	1,252,539
Total United States Treasury Notes (Cost $14,816,292)		15,200,994

Total Investments (Cost $18,623,049)(a) (98.98%)		$19,313,646
Other Net Assets (1.02%)		199,854
Net Assets (100.00%)		$19,513,500

(a) Aggregate cost for federal income tax purposes is $18,623,049.

At August 31, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$693,764
Unrealized depreciation	(3,167)
Net unrealized appreciation	$690,597

See accompanying notes to financial statements.

Short-Term U.S. Government Bond Fund	Portfolio of Investments	8/31/19

Security Description	Par Value	Value (Note 1)
Government National Mortgage Association (1.41%)
2.250%, 06/20/2034	$30,536	$31,145
1.625%, 11/20/2034	52,244	54,404
Total Government National Mortgage Association (Cost $83,136)		85,549

United States Treasury Notes (97.91%)
1.375%, 01/31/2020	1,100,000	1,097,465
1.375%, 02/15/2020	900,000	897,855
2.000%, 07/31/2020	1,500,000	1,502,608
2.125%, 01/31/2021	1,200,000	1,207,852
2.250%, 07/31/2021	800,000	810,688
2.125%, 06/30/2022	400,000	407,789
Total United States Treasury Notes (Cost $5,881,723)		5,924,257

Total Investments (Cost $5,964,859)(a) (99.32%)		$6,009,806
Other Net Assets (0.68%)		41,076
Net Assets (100.00%)		$6,050,882

(a) Aggregate cost for federal income tax purposes is $5,964,861.

At August 31, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$47,761
Unrealized depreciation	(2,816)
Net unrealized appreciation	$44,945

The United States Treasury Trust	Portfolio of Investments	8/31/19

Security Description	Par Value	Value (Note 1)
United States Treasury Bills, DN(a) (100.02%)
09/05/2019	$4,800,000	$4,798,730
09/10/2019	1,000,000	999,501
09/12/2019	1,600,000	1,599,042
09/17/2019	5,200,000	5,195,117
09/26/2019	1,000,000	998,433
10/03/2019	8,200,000	8,184,144
10/17/2019	2,500,000	2,493,426
10/24/2019	3,500,000	3,489,889
11/07/2019	6,600,000	6,574,579
11/21/2019	1,000,000	995,636
01/23/2020	1,200,000	1,191,242
01/30/2020	1,600,000	1,586,335
04/23/2020	1,000,000	988,788
Total United States Treasury Bills, DN (Cost $39,094,862)		39,094,862

Total Investments (Cost $39,094,862)(b) (100.02%)		39,094,862
Liabilities in Excess of Other Assets (-0.02%)		(5,937)
Net Assets (100.00%)		$39,088,925

(a) Discount Note. Yield to maturity is between 1.75% - 2.21%.

(b) Aggregate cost for federal income tax purposes is $39,094,862.

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments	8/31/19

Security Description	Shares	Value (Note 1)
Common Stock (99.70%)

Basic Materials (2.15%)
Air Products & Chemicals Inc	1,615	$364,861
Albemarle Corp	868	53,582
Celanese Corp	995	112,803
CF Industries Holdings Inc	1,795	86,501
Dow Inc	5,828	248,448
DuPont de Nemours Inc	5,828	395,896
Eastman Chemical Co	1,048	68,508
Ecolab Inc	1,937	399,622
FMC Corp	1,102	95,136
Freeport-McMoRan Inc	11,406	104,821
International Flavors & Fragrances Inc	683	74,959
International Paper Co	3,175	124,143
Linde PLC	4,315	815,147
LyondellBasell Industries NV	2,532	195,926
Newmont Goldcorp Corp	6,444	257,051
Nucor Corp	2,404	117,748
PPG Industries Inc	2,102	232,881
The Mosaic Co	2,068	38,031
The Sherwin-Williams Co	628	330,799
Total Basic Materials		4,116,863

Communications (14.95%)
Alphabet Inc - Class A*,(a)	2,354	2,802,508
Alphabet Inc - Class C*	2,406	2,858,569
Amazon.com Inc*	3,251	5,774,719
Arista Networks Inc*	415	94,047
AT&T Inc	56,729	2,000,265
Booking Holdings Inc*	339	666,613
CBS Corp	2,752	115,749
CenturyLink Inc	4,581	52,132
Charter Communications Inc*	1,352	553,766
Cisco Systems Inc	33,658	1,575,531
Comcast Corp	35,613	1,576,231
Corning Inc	7,332	204,196
Discovery Inc - Class A*	1,878	51,833
Discovery Inc - Class C*	1,878	48,884
DISH Network Corp*	1,784	59,871
eBay Inc	6,441	259,508
Expedia Group Inc	689	89,639
F5 Networks Inc*,(a)	602	77,495
Facebook Inc*	18,754	3,482,039
Fox Corp - Class A	2,714	90,023
Fox Corp - Class B	1,242	40,738
Juniper Networks Inc	2,718	62,949
Motorola Solutions Inc	1,430	258,701
Netflix Inc*	3,319	974,956
News Corp - Class A	3,745	51,494
News Corp - Class B	910	12,886
Omnicom Group Inc	1,982	150,751
Symantec Corp	5,172	120,249
The Interpublic Group of Cos Inc	3,241	64,431
The Walt Disney Co	13,819	1,896,796
T-Mobile US Inc*	2,482	193,720
TripAdvisor Inc*	850	32,292
Twitter Inc*	5,110	217,942
VeriSign Inc*	689	140,453
Verizon Communications Inc	32,518	1,891,247
Viacom Inc	2,740	68,445
Total Communications		28,611,668

Consumer, Cyclical (8.71%)
Advance Auto Parts Inc	548	$75,597
Alaska Air Group Inc	963	57,510
American Airlines Group Inc	4,021	105,793
Aptiv PLC	2,173	180,728
AutoZone Inc*	192	211,524
Best Buy Co Inc	1,956	124,499
BorgWarner Inc	1,664	54,296
Capri Holdings Ltd*	1,328	35,033
CarMax Inc*	1,689	140,660
Carnival Corp	3,334	146,963
Chipotle Mexican Grill Inc*	234	196,190
Copart Inc*	1,585	119,493
Costco Wholesale Corp	3,457	1,018,985
Darden Restaurants Inc	933	112,874
Delta Air Lines Inc	5,026	290,804
Dollar General Corp	1,932	301,566
Dollar Tree Inc*	1,907	193,618
DR Horton Inc	2,495	123,428
Fastenal Co	4,028	123,337
Foot Locker Inc	1,044	37,782
Ford Motor Co	27,615	253,230
General Motors Co	10,151	376,501
Genuine Parts Co	1,170	105,639
Hanesbrands Inc	3,007	41,076
Harley-Davidson Inc	1,765	56,304
Hasbro Inc	950	104,947
Hilton Worldwide Holdings Inc	2,288	211,343
Kohl’s Corp	1,587	75,002
L Brands Inc	1,787	29,503
Leggett & Platt Inc	1,017	37,822
Lennar Corp	2,200	112,200
LKQ Corp*	2,347	61,656
Lowe’s Cos Inc	6,155	690,591
Macy’s Inc	2,961	43,704
Marriott International Inc	2,467	310,990
McDonald’s Corp	6,003	1,308,474
MGM Resorts International	3,988	111,903
Mohawk Industries Inc*	459	54,571
Newell Brands Inc	3,701	61,437
NIKE Inc	9,881	834,945
Nordstrom Inc	1,123	32,533
Norwegian Cruise Line Holdings Ltd*	1,599	81,149
O’Reilly Automotive Inc*	665	255,200
PACCAR Inc	2,601	170,522
PulteGroup Inc	2,804	94,775
PVH Corp	574	43,509
Ralph Lauren Corp	449	39,665
Ross Stores Inc	2,889	306,263
Royal Caribbean Cruises Ltd	1,236	128,890
Southwest Airlines Co	3,843	201,066
Starbucks Corp	9,523	919,541
Tapestry Inc	2,156	44,521
Target Corp	4,028	431,157
The Gap Inc	2,194	34,643
The Home Depot Inc	8,651	1,971,649
The TJX Cos Inc	9,534	524,084
Tiffany & Co	950	80,627
Tractor Supply Co	1,050	106,974
Ulta Beauty Inc*	468	111,258
Under Armour Inc - Class A*	1,210	22,518
Under Armour Inc - Class C*	1,218	20,609
United Airlines Holdings Inc*	1,732	146,025
VF Corp	2,588	212,087
Walgreens Boots Alliance Inc	6,346	324,852
Walmart Inc	10,998	$1,256,631
Whirlpool Corp	570	79,281
WW Grainger Inc	441	120,680
Wynn Resorts Ltd	526	57,939
Yum! Brands Inc	2,700	315,306
Total Consumer, Cyclical		16,666,472

Consumer, Non-Cyclical (22.08%)
Abbott Laboratories	13,435	1,146,274
AbbVie Inc	11,623	764,096
ABIOMED Inc*	354	68,347
Alexion Pharmaceuticals Inc*	1,383	139,351
Align Technology Inc*	600	109,866
Allergan PLC	2,617	417,987
Altria Group Inc	14,863	650,108
AmerisourceBergen Corp	1,565	128,753
Amgen Inc	4,795	1,000,333
Anthem Inc	2,002	523,563
Archer-Daniels-Midland Co	4,902	186,521
Automatic Data Processing Inc	3,564	605,310
Avery Dennison Corp	891	102,973
Baxter International Inc	3,880	341,246
Becton Dickinson and Co	2,120	538,310
Biogen Inc*	1,524	334,899
Boston Scientific Corp*	11,526	492,506
Bristol-Myers Squibb Co	12,265	589,579
Brown-Forman Corp	1,728	101,935
Campbell Soup Co	1,449	65,205
Cardinal Health Inc	2,511	108,299
Celgene Corp*	5,545	536,756
Centene Corp*	2,584	120,466
Church & Dwight Co Inc	1,996	159,241
Cigna Corp	2,983	459,293
Cintas Corp	801	211,304
Colgate-Palmolive Co	6,558	486,276
Conagra Brands Inc	2,987	84,711
Constellation Brands Inc	1,083	221,311
Corteva Inc	5,828	170,877
Coty Inc	3,684	35,182
CVS Health Corp	10,096	615,048
Danaher Corp	4,953	703,772
DaVita Inc*	1,224	68,997
DENTSPLY SIRONA Inc	1,160	60,494
Edwards Lifesciences Corp*	1,716	380,677
Eli Lilly & Co	6,793	767,405
Equifax Inc	870	127,351
FleetCor Technologies Inc*	699	208,582
Gartner Inc*	714	95,440
General Mills Inc	4,683	251,945
Gilead Sciences Inc	10,033	637,497
Global Payments Inc	1,172	194,529
H&R Block Inc	1,994	48,295
HCA Healthcare Inc	2,209	265,522
Henry Schein Inc*	1,256	77,395
Hologic Inc*	2,135	105,405
Hormel Foods Corp	2,128	90,674
Humana Inc	1,191	337,303
IDEXX Laboratories Inc*	691	200,210
IHS Markit Ltd*	2,494	163,631
Illumina Inc*	1,143	321,572
Incyte Corp*	1,363	111,521
Intuitive Surgical Inc*	855	437,196
IQVIA Holdings Inc*	1,146	177,802
Johnson & Johnson(a)	20,958	2,690,169
Kellogg Co	1,816	114,045
Kimberly-Clark Corp	2,926	412,888

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/19

Security Description	Shares	Value (Note 1)
Laboratory Corp of America Holdings*	705	$118,130
Lamb Weston Holdings Inc	406	28,578
MarketAxess Holdings Inc	296	117,696
McCormick & Co Inc	975	158,798
McKesson Corp	1,736	240,037
Medtronic PLC	10,510	1,133,924
Merck & Co Inc	20,243	1,750,412
Molson Coors Brewing Co	1,200	61,632
Mondelez International Inc	11,909	657,615
Monster Beverage Corp*	3,387	198,715
Moody’s Corp	1,293	278,745
Mylan NV*	3,101	60,376
Nektar Therapeutics*	1,277	22,437
Nielsen Holdings PLC	1,879	39,008
PayPal Holdings Inc*	9,238	1,007,404
PepsiCo Inc	11,085	1,515,652
Perrigo Co PLC	677	31,670
Pfizer Inc	43,652	1,551,829
Philip Morris International Inc	11,608	836,821
Quanta Services Inc	1,601	54,274
Quest Diagnostics Inc	1,168	119,568
Regeneron Pharmaceuticals Inc*	562	163,008
ResMed Inc	1,127	156,991
Robert Half International Inc	1,032	55,181
Rollins Inc	462	15,158
S&P Global Inc	2,019	525,324
Stryker Corp	2,434	537,086
Sysco Corp	3,758	279,332
Teleflex Inc	362	131,739
The Clorox Co	943	149,145
The Coca-Cola Co	30,037	1,653,236
The Cooper Cos Inc	374	115,847
The Estee Lauder Cos Inc	1,800	356,382
The Hershey Co	1,114	176,547
The JM Smucker Co	823	86,547
The Kraft Heinz Co	4,282	109,277
The Kroger Co	8,014	189,772
The Procter & Gamble Co	19,722	2,371,176
Thermo Fisher Scientific Inc	3,062	878,978
Total System Services Inc	1,190	159,722
Tyson Foods Inc	2,328	216,597
United Rentals Inc*	724	81,493
UnitedHealth Group Inc	7,607	1,780,038
Universal Health Services Inc	683	98,748
Varian Medical Systems Inc*	875	92,689
Verisk Analytics Inc	1,197	193,363
Vertex Pharmaceuticals Inc*	2,013	362,380
WellCare Health Plans Inc*	395	106,942
Zimmer Biomet Holdings Inc	1,338	186,250
Zoetis Inc	3,718	470,030
Total Consumer, Non-Cyclical		42,248,542

Energy (4.38%)
Apache Corp	2,792	60,223
Baker Hughes a GE Co	3,384	73,399
Cabot Oil & Gas Corp	3,164	54,168
Chevron Corp(a)	14,977	1,763,092
Cimarex Energy Co	657	28,106
Concho Resources Inc	1,114	81,489
ConocoPhillips	8,936	466,280
Devon Energy Corp	2,767	60,846
Diamondback Energy Inc	1,217	119,363
EOG Resources Inc	4,562	338,455
Exxon Mobil Corp(a)	33,268	2,278,193
Halliburton Co	6,883	129,676
Helmerich & Payne Inc	805	$30,260
Hess Corp	1,823	114,758
HollyFrontier Corp	508	22,535
Kinder Morgan Inc	15,052	305,104
Marathon Oil Corp	5,187	61,414
Marathon Petroleum Corp	5,770	283,942
National Oilwell Varco Inc	3,192	65,213
Noble Energy Inc	2,616	59,069
Occidental Petroleum Corp	6,992	304,023
ONEOK Inc	3,307	235,723
Phillips 66	3,493	344,515
Pioneer Natural Resources Co	1,287	158,842
Schlumberger Ltd	11,025	357,541
TechnipFMC PLC	3,637	90,343
The Williams Cos Inc	9,527	224,837
Valero Energy Corp	3,459	260,394
Total Energy		8,371,803

Financial (17.83%)
Banks (6.09%)
Bank of America Corp	69,527	1,912,688
BB&T Corp	5,247	250,020
Citigroup Inc	18,182	1,170,012
Citizens Financial Group Inc	3,885	131,080
Comerica Inc	1,331	82,056
Fifth Third Bancorp	5,427	143,544
First Republic Bank	1,295	116,187
Huntington Bancshares Inc	5,456	72,292
JPMorgan Chase & Co	25,506	2,802,089
KeyCorp	6,704	111,286
M&T Bank Corp	1,180	172,528
Morgan Stanley	10,374	430,417
Northern Trust Corp	1,610	141,567
Regions Financial Corp	9,066	132,545
State Street Corp	3,093	158,702
SunTrust Banks Inc	3,809	234,292
SVB Financial Group*	411	79,989
The Bank of New York Mellon Corp	6,926	291,308
The Goldman Sachs Group Inc	2,819	574,822
The PNC Financial Services Group Inc	3,549	457,573
US Bancorp	12,265	646,243
Wells Fargo & Co(a)	32,401	1,508,915
Zions Bancorp NA	1,054	43,309
		11,663,464
Diversified Financial Service (4.52%)
Affiliated Managers Group Inc	409	31,342
Alliance Data Systems Corp	400	49,180
American Express Co	5,384	648,072
Ameriprise Financial Inc	1,052	135,687
BlackRock Inc	941	397,629
Capital One Financial Corp	4,021	348,299
Cboe Global Markets Inc	706	84,127
CME Group Inc	2,814	611,454
Discover Financial Services	2,538	202,964
E*TRADE Financial Corp	1,181	49,295
Franklin Resources Inc	3,105	81,599
Intercontinental Exchange Inc	4,245	396,823
Invesco Ltd	3,410	53,537
Jefferies Financial Group Inc	1,447	26,972
Mastercard Inc	7,066	1,988,160
Nasdaq Inc	1,127	112,520
Raymond James Financial Inc	1,004	78,824
Synchrony Financial	6,040	193,582
T Rowe Price Group Inc	1,965	217,368
The Charles Schwab Corp	9,317	$356,562
The Western Union Co	4,688	103,699
Visa Inc	13,673	2,472,352
		8,640,047
Insurance (4.10%)
Aflac Inc	5,861	294,105
American International Group Inc	6,822	355,017
Aon PLC	2,040	397,494
Arthur J Gallagher & Co	1,374	124,636
Assurant Inc	596	73,308
Berkshire Hathaway Inc*	15,083	3,068,033
Chubb Ltd	3,685	575,892
Cincinnati Financial Corp	1,179	132,626
Everest Re Group Ltd	326	76,897
Globe Life Inc	1,176	104,970
Lincoln National Corp	1,590	84,079
Loews Corp	2,394	115,080
Marsh & McLennan Cos Inc	4,025	402,057
MetLife Inc	7,704	341,287
Principal Financial Group Inc	2,041	108,622
Prudential Financial Inc	3,541	283,599
The Allstate Corp	2,619	268,159
The Hartford Financial Services Group Inc	2,922	170,294
The Progressive Corp	4,123	312,523
The Travelers Cos Inc	2,059	302,591
Unum Group	2,266	57,579
Willis Towers Watson PLC	996	197,178
		7,846,026
Real Estate (3.10%)
Alexandria Real Estate Equities Inc	700	104,888
American Tower Corp	3,499	805,435
Apartment Investment & Management Co	1,069	54,519
AvalonBay Communities Inc	1,044	221,913
Boston Properties Inc	1,078	138,437
CBRE Group Inc*	2,058	107,572
Crown Castle International Corp	3,268	474,416
Digital Realty Trust Inc	1,637	202,382
Duke Realty Corp	2,792	92,890
Equinix Inc	661	367,701
Equity Residential	2,912	246,821
Essex Property Trust Inc	463	148,743
Extra Space Storage Inc	949	115,702
Federal Realty Investment Trust	548	70,807
HCP Inc	3,020	104,824
Host Hotels & Resorts Inc	5,173	82,975
Iron Mountain Inc	1,369	43,603
Kimco Realty Corp	2,994	55,030
Mid-America Apartment Communities Inc	858	108,691
Prologis Inc	5,000	418,100
Public Storage	1,035	274,006
Realty Income Corp	2,475	182,680
Regency Centers Corp	1,109	71,542
SBA Communications Corp	918	240,911
Simon Property Group Inc	2,175	323,945
SL Green Realty Corp	740	59,363
The Macerich Co	1,011	28,844
UDR Inc	2,033	97,950
Ventas Inc	2,904	213,125
Vornado Realty Trust	1,244	75,225
Welltower Inc	2,792	250,052
Weyerhaeuser Co	5,770	151,809
		5,934,901

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/19

Security Description	Shares	Value (Note 1)
Savings&Loans (0.02%)
People’s United Financial Inc	2,887	$41,486

Total Financial		34,125,924

Industrial (9.18%)
3M Co	4,679	756,688
Agilent Technologies Inc	2,633	187,233
Allegion PLC	703	67,678
Amcor PLC*	12,762	125,323
AMETEK Inc	1,816	156,049
Amphenol Corp	2,372	207,645
AO Smith Corp	1,152	53,591
Arconic Inc	2,478	64,032
Ball Corp	2,268	182,370
Caterpillar Inc	4,752	565,488
CH Robinson Worldwide Inc	1,280	108,147
CSX Corp	6,044	405,069
Cummins Inc	1,302	194,350
Deere & Co	2,547	394,556
Dover Corp	1,334	125,049
Eaton Corp PLC	3,484	281,228
Emerson Electric Co	5,336	317,972
Expeditors International of Washington Inc	1,549	110,134
FedEx Corp	1,881	298,345
FLIR Systems Inc	1,158	57,055
Flowserve Corp	1,128	48,143
Fortive Corp	2,318	164,346
Fortune Brands Home & Security Inc	1,197	61,119
Garmin Ltd	806	65,745
General Dynamics Corp	2,204	421,559
General Electric Co	68,083	561,685
Honeywell International Inc	5,633	927,304
Huntington Ingalls Industries Inc	358	74,822
Illinois Tool Works Inc	2,349	352,021
Ingersoll-Rand PLC	2,109	255,379
Jacobs Engineering Group Inc	962	85,483
JB Hunt Transport Services Inc	690	74,548
Johnson Controls International plc	6,238	266,300
Kansas City Southern	811	102,024
Keysight Technologies Inc*	1,479	143,256
L3Harris Technologies Inc	1,767	373,561
Lockheed Martin Corp	1,981	760,922
Martin Marietta Materials Inc	463	117,496
Masco Corp	2,627	106,998
Mettler-Toledo International Inc*	202	132,672
Norfolk Southern Corp	2,091	363,939
Northrop Grumman Corp	1,335	491,106
Packaging Corp of America	752	75,636
Parker-Hannifin Corp	1,096	181,684
Pentair PLC	1,542	55,389
PerkinElmer Inc	1,021	84,437
Raytheon Co	2,190	405,851
Republic Services Inc	1,694	151,190
Rockwell Automation Inc	1,085	165,777
Roper Technologies Inc	694	254,531
Sealed Air Corp	1,582	62,995
Snap-on Inc	424	63,040
Stanley Black & Decker Inc	1,237	164,348
TE Connectivity Ltd	2,648	241,551
Textron Inc	2,069	93,105
The Boeing Co	4,114	1,497,866
TransDigm Group Inc	370	199,178
Union Pacific Corp	5,565	901,307
United Parcel Service Inc	5,289	627,593
United Technologies Corp	6,201	$807,618
Vulcan Materials Co	956	135,035
Wabtec Corp	1,272	88,035
Waste Management Inc	3,352	400,061
Waters Corp*	682	144,509
Westrock Co	996	34,043
Xylem Inc	1,498	114,762
Total Industrial		17,557,971

Technology (17.20%)
Accenture PLC	5,015	993,823
Activision Blizzard Inc	5,269	266,611
Adobe Inc*	3,836	1,091,380
Advanced Micro Devices Inc*	5,848	183,920
Akamai Technologies Inc*	1,400	124,782
Analog Devices Inc	2,620	287,755
ANSYS Inc*	680	140,461
Apple Inc(a)	34,368	7,173,976
Applied Materials Inc	7,360	353,427
Autodesk Inc*	1,669	238,367
Broadcom Inc	3,102	876,749
Broadridge Financial Solutions Inc	913	118,179
Cadence Design Systems Inc*	2,246	153,806
Cerner Corp	2,120	146,089
Citrix Systems Inc	1,348	125,337
Cognizant Technology Solutions Corp	4,408	270,607
DXC Technology Co	2,234	74,213
Electronic Arts Inc*	2,629	246,285
Fidelity National Information Services Inc	4,804	654,401
Fiserv Inc*	3,330	356,110
Fortinet Inc*	1,141	90,344
Hewlett Packard Enterprise Co	10,529	145,511
HP Inc	11,843	216,608
Intel Corp	35,201	1,668,879
International Business Machines Corp	6,898	934,886
Intuit Inc	2,031	585,659
IPG Photonics Corp*	299	36,995
Jack Henry & Associates Inc	607	87,991
KLA Corp	1,217	179,994
Lam Research Corp	1,341	282,294
Maxim Integrated Products Inc	2,142	116,825
Microchip Technology Inc	1,401	120,948
Micron Technology Inc*	9,109	412,364
Microsoft Corp	60,049	8,278,355
MSCI Inc	713	167,291
NetApp Inc	2,586	124,283
NVIDIA Corp	4,645	778,084
Oracle Corp	19,079	993,253
Paychex Inc	2,454	200,492
Qorvo Inc*	1,120	80,002
QUALCOMM Inc	9,558	743,326
salesforce.com Inc*	6,068	947,033
Seagate Technology PLC	2,601	130,596
Skyworks Solutions Inc	1,431	107,711
Synopsys Inc*	1,189	168,612
Take-Two Interactive Software Inc*	902	119,037
Texas Instruments Inc	7,376	912,780
Western Digital Corp	2,052	117,518
Xerox Holdings Corp	2,577	74,707
Xilinx Inc	2,112	219,775
Total Technology		32,918,431

Utilities (3.22%)
AES Corp	4,674	$71,652
Alliant Energy Corp	1,758	92,207
Ameren Corp	1,808	139,487
American Electric Power Co Inc	3,645	332,242
American Water Works Co Inc	1,374	174,938
Atmos Energy Corp	927	102,183
CenterPoint Energy Inc	2,979	82,489
CMS Energy Corp	2,062	130,009
Consolidated Edison Inc	2,227	197,980
Dominion Energy Inc	6,340	492,174
DTE Energy Co	1,258	163,112
Duke Energy Corp	5,180	480,393
Edison International	2,433	175,833
Entergy Corp	1,304	147,143
Evergy Inc	1,919	124,735
Eversource Energy	2,274	182,216
Exelon Corp	7,634	360,783
FirstEnergy Corp	3,123	143,658
NextEra Energy Inc	3,624	793,946
NiSource Inc	2,050	60,578
NRG Energy Inc	1,956	71,198
Pinnacle West Capital Corp	806	76,820
PPL Corp	4,208	124,346
Public Service Enterprise Group Inc	3,861	233,475
Sempra Energy	2,157	305,496
The Southern Co	7,566	440,795
WEC Energy Group Inc	2,388	228,699
Xcel Energy Inc	3,728	239,412
Total Utilities		6,167,999

Total Common Stock (Cost $70,950,211)		190,785,673

United States Treasury Bills (0.16%)
1.966%, 10/31/2019 (Cost $298,998)	$300,000	299,062

Total Investments (Cost $71,249,209)(b) (99.86%)		$191,084,735
Other Net Assets (0.14%)		249,680
Net Assets (100.00%)		$191,334,415

*	Non-income producing security.

(a) A portion of these shares have been pledged in connection with obligations for futures contracts.

(b) Aggregate cost for federal income tax purpose is $71,301,854.
At August 31, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$123,424,557
Unrealized depreciation	(3,641,676)
Net unrealized appreciation	$119,782,881

(c) Futures contracts at August 31, 2019:
Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
3 / Sep 2019 / Long / CME	$434,269	$438,720	$4,451

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments	8/31/19

Security Description	Shares	Value (Note 1)
Common Stock (99.37%)

Basic Materials (4.80%)
Allegheny Technologies Inc*	8,230	$163,119
Ashland Global Holdings Inc	4,179	306,070
Cabot Corp	3,895	155,800
Carpenter Technology Corp	3,157	153,556
Commercial Metals Co	7,857	123,119
Compass Minerals International Inc	2,257	112,241
Domtar Corp	4,269	140,664
Ingevity Corp*	2,823	215,028
Minerals Technologies Inc	2,347	113,125
NewMarket Corp	581	275,830
Olin Corp	10,985	186,525
PolyOne Corp	5,185	165,972
Reliance Steel & Aluminum Co	4,551	442,494
Royal Gold Inc	4,445	592,874
RPM International Inc	8,734	591,030
Sensient Technologies Corp	2,819	184,137
Steel Dynamics Inc	14,809	399,843
The Chemours Co	10,925	154,807
United States Steel Corp(a)	11,778	130,382
Valvoline Inc	12,831	289,981
Versum Materials Inc	7,402	384,904
Total Basic Materials		5,281,501

Communications (3.62%)
AMC Networks Inc*	3,034	147,149
Cable One Inc	330	428,215
Cars.com Inc*	4,206	37,475
Ciena Corp*	9,536	390,308
FactSet Research Systems Inc	2,580	701,984
GrubHub Inc*	6,109	362,508
InterDigital Inc	2,212	108,764
John Wiley & Sons Inc	3,002	133,589
LogMeIn Inc	3,449	230,531
Meredith Corp	2,763	120,964
Plantronics Inc	2,393	74,351
TEGNA Inc	14,641	209,513
Telephone & Data Systems Inc	6,361	160,297
The New York Times Co	9,283	271,064
ViaSat Inc*	3,110	246,716
World Wrestling Entertainment Inc	2,835	202,504
Yelp Inc*	4,736	158,703
Total Communications		3,984,635

Consumer, Cyclical (14.72%)
Adient PLC	5,796	116,905
American Eagle Outfitters Inc	11,372	191,277
AutoNation Inc*	3,804	180,538
Bed Bath & Beyond Inc	8,029	77,640
Boyd Gaming Corp	5,823	139,985
Brinker International Inc	2,681	101,878
Brunswick Corp	5,802	270,373
Caesars Entertainment Corp*	39,556	455,290
Carter’s Inc	3,088	282,490
Casey’s General Stores Inc	2,483	416,772
Churchill Downs Inc	2,357	290,524
Cinemark Holdings Inc	7,226	275,744
Cracker Barrel Old Country Store Inc	1,631	269,767
Dana Inc	9,921	126,294
Deckers Outdoor Corp*	1,941	286,200
Delphi Technologies PLC	6,288	83,190
Dick’s Sporting Goods Inc	4,500	$153,180
Dillard’s Inc	1,253	73,326
Domino’s Pizza Inc	2,784	631,523
Dunkin’ Brands Group Inc	5,506	453,915
Eldorado Resorts Inc*	4,262	164,130
Five Below Inc*	3,783	464,817
Foot Locker Inc	7,525	272,330
Herman Miller Inc	3,918	165,653
HNI Corp	2,950	92,011
International Speedway Corp	1,729	77,840
Jack in the Box Inc	1,750	149,310
JetBlue Airways Corp*	20,053	347,318
KB Home	5,633	158,231
Landstar Systems Inc	2,721	303,446
Live Nation Entertainment Inc*	9,472	658,399
Marriott Vacations Worldwide Corp	2,668	263,038
Mattel Inc*	23,017	225,567
Medical Properties Trust Inc	25,745	478,600
MSC Industrial Direct Co Inc	3,063	207,120
Nu Skin Enterprises Inc	3,686	149,725
NVR Inc*	224	806,176
Ollie’s Bargain Outlet Holdings Inc*	3,572	198,067
Papa John’s International Inc	1,527	75,984
Penn National Gaming Inc*	6,066	116,285
Polaris Inc	3,887	318,812
Pool Corp	2,672	524,727
Resideo Technologies Inc*	8,815	121,471
Sally Beauty Holdings Inc*	8,063	98,610
Scientific Games Corp*	3,739	69,097
Signet Jewelers Ltd	3,605	44,125
Six Flags Entertainment Corp	4,962	293,602
Skechers U.S.A. Inc*	9,054	286,650
Tempur Sealy International Inc*	3,063	236,219
Texas Roadhouse Inc	4,276	220,043
The Cheesecake Factory Inc	2,829	107,474
The Goodyear Tire & Rubber Co	15,754	180,698
The Michaels Cos Inc*	6,098	34,576
The Scotts Miracle-Gro Co	2,666	283,449
The Toro Co(a)	7,200	518,472
The Wendy’s Co	12,144	267,168
Thor Industries Inc	3,464	159,032
Toll Brothers Inc	8,819	319,160
TRI Pointe Group Inc*	9,612	134,568
Tupperware Brands Corp	3,537	46,016
Urban Outfitters Inc*	4,569	106,960
Visteon Corp*	1,883	129,871
Watsco Inc	1,930	315,652
Williams-Sonoma Inc	5,251	345,516
World Fuel Services Corp	4,557	174,989
Wyndham Destinations Inc	6,409	284,175
Wyndham Hotels & Resorts Inc	6,641	341,215
Total Consumer, Cyclical		16,213,205

Consumer, Non-Cyclical (15.51%)
Aaron’s Inc	4,509	289,072
Acadia Healthcare Co Inc*	5,855	154,923
Adtalem Global Education Inc*	3,770	161,054
Amedisys Inc*	1,976	254,331
ASGN Inc*	3,518	219,769
Avanos Medical Inc*	3,165	105,015
Avis Budget Group Inc*	4,318	106,957
Bio-Rad Laboratories Inc*	1,366	461,312
Bio-Techne Corp	2,562	490,802
Cantel Medical Corp	2,540	233,502
Catalent Inc*	9,318	$491,431
Charles River Laboratories International Inc*	3,272	429,286
Chemed Corp	1,083	465,073
CoreLogic Inc*	5,376	260,198
Edgewell Personal Care Co*	3,960	110,246
Encompass Health Corp	6,586	400,363
Exelixis Inc*	20,107	399,124
Flowers Foods Inc	12,448	283,814
Globus Medical Inc*	5,100	260,457
Graham Holdings Co	295	207,698
Green Dot Corp*	3,207	98,070
Haemonetics Corp*	3,460	462,014
Healthcare Services Group Inc	5,305	119,628
HealthEquity Inc*	3,845	228,239
Helen of Troy Ltd*	1,736	266,493
Hill-Rom Holdings Inc	4,543	489,190
ICU Medical Inc*	1,078	174,367
Ingredion Inc	4,523	349,492
Inogen Inc*	1,242	57,592
Insperity Inc	2,527	250,325
Integra LifeSciences Holdings Corp*	4,727	283,715
Lancaster Colony Corp	1,325	193,318
Ligand Pharmaceuticals Inc*	1,305	118,638
LivaNova PLC*	2,983	231,570
LiveRamp Holdings Inc*	4,622	195,788
Mallinckrodt PLC*	5,485	14,206
ManpowerGroup Inc	4,096	334,807
Masimo Corp*	2,951	452,241
MEDNAX Inc*	5,965	125,742
Molina Healthcare Inc*	4,237	551,996
NuVasive Inc*	2,872	182,429
Patterson Cos Inc	5,856	97,912
Post Holdings Inc*,(a)	4,511	449,702
PRA Health Sciences Inc*	3,625	358,295
Prestige Consumer Healthcare Inc*	3,633	115,820
Sabre Corp	14,745	348,572
Sanderson Farms Inc	1,299	194,356
Service Corp International	12,143	562,221
Sotheby’s*	2,205	127,339
Sprouts Farmers Market Inc*	7,859	141,069
STERIS PLC	5,692	878,845
Syneos Health Inc*	4,220	221,677
Tenet Healthcare Corp*	5,708	123,578
The Boston Beer Co Inc*	612	268,313
The Brink’s Co	3,322	249,981
The Hain Celestial Group Inc*	6,209	118,281
Tootsie Roll Industries Inc	1,425	52,269
TreeHouse Foods Inc*	3,798	192,369
United Therapeutics Corp*,(a)	2,770	228,691
Weight Watchers International Inc*	2,743	82,263
West Pharmaceutical Services Inc	4,896	712,172
WEX Inc*,(a)	2,900	593,195
Total Consumer, Non-Cyclical		17,081,207

Energy (2.63%)
Apergy Corp*	5,543	144,007
Callon Petroleum Co*	14,269	58,646
Chesapeake Energy Corp*	66,369	95,571
CNX Resources Corp*	13,127	104,622
Core Laboratories NV	2,429	96,164
EQT Corp	17,285	175,788
Equitrans Midstream Corp	13,801	186,175
First Solar Inc*,(a)	5,241	325,309

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Continued)	8/31/19

Security Description	Shares	Value (Note 1)
Matador Resources Co*	7,147	$111,851
McDermott International Inc*	12,878	60,784
Murphy Oil Corp	8,937	162,922
Murphy USA Inc*	2,035	181,929
NOW Inc*	7,894	93,860
Oasis Petroleum Inc*	19,091	59,564
Oceaneering International Inc*	6,591	85,419
Patterson-UTI Energy Inc	12,375	107,044
PBF Energy Inc	7,881	186,780
QEP Resources Inc	17,033	60,637
Range Resources Corp	14,087	50,150
Southwestern Energy Co*	35,965	56,825
Transocean Ltd*	31,902	145,154
Valaris plc	13,228	61,642
WPX Energy Inc*	26,816	288,540
Total Energy		2,899,383

Financial (26.05%)
Banks (6.66%)
Associated Banc-Corp	11,169	214,892
BancorpSouth Bank	5,929	163,581
Bank of Hawaii Corp	2,731	225,799
Bank OZK	8,055	207,819
Cathay General Bancorp	5,088	168,871
Commerce Bancshares Inc(a)	6,696	382,141
Cullen/Frost Bankers Inc	4,063	337,270
East West Bancorp Inc	9,835	404,514
First Financial Bankshares Inc	9,202	281,765
First Horizon National Corp	21,591	341,786
FNB Corp	21,639	232,619
Fulton Financial Corp	11,526	183,840
Hancock Whitney Corp	5,983	210,063
Home BancShares Inc	9,497	168,287
International Bancshares Corp	3,830	136,310
PacWest Bancorp(a)	8,196	279,320
Pinnacle Financial Partners Inc	4,820	253,869
Prosperity Bancshares Inc	4,502	292,270
Signature Bank	3,671	428,222
Synovus Financial Corp	8,453	300,420
TCF Financial Corp	10,501	404,919
Texas Capital Bancshares Inc*	3,508	189,011
Trustmark Corp	4,422	144,511
UMB Financial Corp	2,995	186,648
Umpqua Holdings Corp	14,691	230,796
United Bankshares Inc	6,927	255,468
Valley National Bancorp	18,619	195,686
Webster Financial Corp	6,139	274,782
Wintrust Financial Corp	3,775	237,183
		7,332,662
Diversified Financial Service (2.65%)
Deluxe Corp	2,963	136,535
Eaton Vance Corp(a)	7,813	336,897
Evercore Inc	2,736	218,223
Federated Investors Inc	6,496	208,132
Interactive Brokers Group Inc	5,053	238,502
Janus Henderson Group PLC	11,194	213,917
Legg Mason Inc	6,044	222,359
LendingTree Inc*	497	154,115
Navient Corp	14,764	188,093
SEI Investments Co	8,536	490,905
SLM Corp	30,078	253,858
Stifel Financial Corp	4,809	256,897
		2,918,433
Insurance (5.56%)
Alleghany Corp*	962	720,836
American Financial Group Inc	4,721	476,679
Brighthouse Financial Inc*	7,852	$276,862
Brown & Brown Inc	15,751	581,054
CNO Financial Group Inc	10,661	154,371
First American Financial Corp	7,469	436,563
Genworth Financial Inc*	33,537	148,569
Kemper Corp	3,706	259,346
Mercury General Corp	1,883	100,741
Old Republic International Corp	17,345	405,179
Primerica Inc	2,889	344,282
Reinsurance Group of America Inc	4,238	652,525
RenaissanceRe Holdings Ltd	2,830	510,957
The Hanover Insurance Group Inc	2,752	366,429
WR Berkley Corp	9,639	686,779
		6,121,172
Real Estate (10.42%)
Alexander & Baldwin Inc	4,965	113,649
American Campus Communities Inc	9,297	432,125
Brixmor Property Group Inc	20,261	373,410
Camden Property Trust(a)	6,442	697,347
CoreCivic Inc	8,052	136,481
CoreSite Realty Corp	2,417	280,807
Corporate Office Properties Trust	7,042	203,443
Cousins Properties Inc	9,682	335,965
CyrusOne Inc	6,021	442,303
Douglas Emmett Inc	10,862	458,376
EastGroup Properties Inc	2,449	304,949
EPR Properties	4,422	346,022
First Industrial Realty Trust Inc	8,145	317,248
Healthcare Realty Trust Inc	7,860	261,188
Highwoods Properties Inc	7,026	303,593
Hospitality Properties Trust	10,957	264,502
JBG SMITH Properties	8,041	307,649
Jones Lang LaSalle Inc	3,095	414,885
Kilroy Realty Corp	6,874	535,210
Lamar Advertising Co(a)	5,778	442,884
Liberty Property Trust	10,038	523,181
Life Storage Inc	3,107	329,218
Mack-Cali Realty Corp	6,019	122,607
National Retail Properties Inc(a)	10,988	616,976
Omega Healthcare Investors Inc	14,003	569,642
Pebblebrook Hotel Trust	8,704	234,747
PotlatchDeltic Corp	3,261	125,483
PS Business Parks Inc	1,333	239,420
Rayonier Inc	8,785	235,438
Sabra Health Care REIT Inc	11,960	258,575
Senior Housing Properties Trust	16,800	142,632
Spirit Realty Capital Inc	5,819	278,963
Tanger Factory Outlet Centers Inc	6,683	94,498
Taubman Centers Inc	4,147	161,940
The GEO Group Inc	8,190	140,540
Uniti Group Inc	9,408	69,525
Urban Edge Properties	7,463	130,677
Weingarten Realty Investors	8,116	214,993
		11,461,091
Savings&Loans (0.76%)
New York Community Bancorp Inc	31,707	365,899
Sterling Bancorp	14,431	275,199
Washington Federal Inc	5,503	195,907
		837,005

Total Financial		28,670,363

Industrial (18.86%)
Acuity Brands Inc	2,706	$339,359
AECOM*	10,590	375,733
AGCO Corp	4,360	301,363
AptarGroup Inc	4,210	514,546
Arrow Electronics Inc*	5,761	398,661
Avnet Inc	7,356	308,143
Axon Enterprise Inc*	3,939	236,222
Belden Inc	2,673	121,916
Carlisle Cos Inc	3,886	563,315
Clean Harbors Inc*	3,448	253,600
Cognex Corp	11,590	522,477
Coherent Inc*	1,611	233,531
Colfax Corp*	6,448	175,386
Crane Co	3,447	262,799
Curtiss-Wright Corp(a)	2,903	356,024
Donaldson Co Inc	8,677	419,620
Dycom Industries Inc*	2,187	97,322
Eagle Materials Inc	2,939	247,434
EMCOR Group Inc	3,799	332,185
Energizer Holdings Inc	4,237	163,125
EnerSys	2,978	166,768
Fluor Corp	9,323	164,737
GATX Corp	2,483	184,288
Genesee & Wyoming Inc*	3,819	423,451
Gentex Corp	17,030	452,998
Graco Inc	11,215	511,068
Granite Construction Inc	2,975	84,609
Greif Inc	1,958	68,902
Hubbell Inc	3,704	485,743
ITT Inc	5,929	337,479
Jabil Inc	9,552	275,193
KBR Inc	9,567	244,150
Kennametal Inc	5,634	168,400
Kirby Corp*	3,748	275,815
Knight-Swift Transportation Holdings Inc	8,451	288,517
Lennox International Inc	2,351	596,637
Lincoln Electric Holdings Inc	4,184	345,431
Littelfuse Inc	1,717	267,972
Louisiana-Pacific Corp	8,225	197,729
MasTec Inc*	4,309	270,907
MDU Resources Group Inc	13,199	354,921
MSA Safety Inc	2,387	252,139
National Instruments Corp	7,468	313,656
Nordson Corp	3,445	468,382
nVent Electric PLC	10,942	221,685
Old Dominion Freight Line Inc	4,315	706,624
Oshkosh Corp	4,752	333,923
Owens-Illinois Inc	10,422	105,992
Regal Beloit Corp	2,853	202,278
Ryder System Inc	3,743	180,300
Silgan Holdings Inc	5,244	156,061
Sonoco Products Co	6,666	381,295
Stericycle Inc*	5,784	259,644
SYNNEX Corp	2,764	231,651
Tech Data Corp*	2,431	225,427
Teledyne Technologies Inc*	2,414	744,936
Terex Corp	4,504	111,834
Tetra Tech Inc	2,575	208,884
The Timken Co	4,564	183,382
Trex Co Inc*	3,993	341,521
Trimble Inc*	16,766	629,060
Trinity Industries Inc	9,047	158,051
Universal Display Corp	2,876	590,932
Valmont Industries Inc	1,488	201,624

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Continued)	8/31/19

Security Description	Shares	Value (Note 1)
Vishay Intertechnology Inc	8,970	$141,995
Werner Enterprises Inc	3,170	103,596
Woodward Inc	3,725	401,741
Worthington Industries Inc	2,663	92,406
XPO Logistics Inc*	6,127	434,159
Total Industrial		20,771,654

Technology (8.72%)
ACI Worldwide Inc*	7,367	219,389
Allscripts Healthcare Solutions Inc*	11,090	100,697
Blackbaud Inc	2,675	243,345
CACI International Inc*	1,686	374,781
CDK Global Inc	8,104	349,769
Cirrus Logic Inc*	4,012	215,204
CommVault Systems Inc*	2,668	115,711
Covetrus Inc*	6,488	86,226
Cree Inc*	6,918	296,990
Cypress Semiconductor Corp(a)	24,346	560,201
Fair Isaac Corp*	1,774	625,725
j2 Global Inc	3,097	262,006
Lumentum Holdings Inc*	4,462	248,801
Manhattan Associates Inc*	4,411	364,481
MAXIMUS Inc	4,328	332,996
Medidata Solutions Inc*	4,277	391,688
MKS Instruments Inc	3,622	283,566
Monolithic Power Systems Inc	2,639	397,328
NCR Corp*	8,002	252,143
NetScout Systems Inc*	5,034	111,503
Perspecta Inc	9,325	241,984
PTC Inc*	6,899	451,678
Science Applications International Corp	3,057	$269,047
Semtech Corp*	4,442	186,431
Silicon Laboratories Inc*	2,887	314,683
Synaptics Inc*	2,575	82,452
Teradata Corp*	7,958	245,663
Teradyne Inc	11,420	604,917
Tyler Technologies Inc*	2,470	633,654
Zebra Technologies Corp*	3,596	737,288
Total Technology		9,600,347

Utilities (4.48%)
ALLETE Inc	3,439	294,825
Aqua America Inc	12,086	535,289
Black Hills Corp	3,620	277,690
Hawaiian Electric Industries Inc	7,391	328,160
IDACORP Inc	3,357	368,632
National Fuel Gas Co	6,006	280,720
New Jersey Resources Corp	5,790	264,835
NorthWestern Corp	3,361	243,471
OGE Energy Corp	13,551	580,931
ONE Gas Inc	3,566	326,681
PNM Resources Inc	5,404	275,658
Southwest Gas Holdings Inc	3,218	293,578
Spire Inc	3,442	292,226
UGI Corp	11,795	574,063
Total Utilities		4,936,759

Total Common Stock (Cost $80,915,727)		109,439,054

United States Treasury Bills (0.54%)
1.966%, 10/31/2019 (Cost $598,124)	$600,000	$598,124

Total Investments (Cost $81,513,851)(b) (99.93%)		$110,037,178
Other Net Assets (0.07%)		93,596
Net Assets (100.00%)		$110,130,774

*	Non-income producing security.

(a) A portion of these shares have been pledged in connection with obligations for futures contracts.

(b) Aggregate cost for federal income tax purpose is $81,795,447.
At August 31, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$39,025,245
Unrealized depreciation	(10,783,521)
Net unrealized appreciation	$28,241,724

(c) Futures contracts at August 31, 2019:
Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Depreciation
3 / Sep 2019 / Long / CME	$565,559	$564,420	$(1,139)

S&P SmallCap Index Fund	Portfolio of Investments	8/31/19

Security Description	Shares	Value (Note 1)
Common Stock (99.54%)

Basic Materials (3.80%)
A Schulman Inc - CVR(a)	2,942	$2,518
AdvanSix Inc*	2,892	64,607
AK Steel Holding Corp*	31,639	68,340
American Vanguard Corp	2,434	34,490
Balchem Corp	3,029	268,945
Century Aluminum Co*	4,940	27,219
Clearwater Paper Corp*	1,635	26,193
Ferro Corp*	8,296	84,536
Hawkins Inc	889	39,427
HB Fuller Co	4,768	203,164
Innophos Holdings Inc	1,960	55,056
Innospec Inc	2,391	198,883
Kaiser Aluminum Corp	1,511	133,618
Koppers Holdings Inc*	2,119	56,175
Kraton Corp*	3,201	87,835
Livent Corp*	14,547	89,464
Materion Corp	2,026	119,210
Mercer International Inc	4,141	49,858
Neenah Inc	1,669	106,449
PH Glatfelter Co	4,384	63,042
Quaker Chemical Corp	1,249	198,416
Rayonier Advanced Materials Inc	4,999	17,546
Rogers Corp*	1,737	230,014
Schweitzer-Mauduit International Inc	3,051	$102,331
Stepan Co	1,999	190,685
Total Basic Materials		2,518,021

Communications (4.55%)
8x8 Inc*	9,332	226,861
ADTRAN Inc	4,820	49,501
ATN International Inc	1,090	61,934
CalAmp Corp*	3,588	34,445
Cincinnati Bell Inc*	4,841	26,287
Cogent Communications Holdings Inc	3,909	238,019
Consolidated Communications Holdings Inc	7,218	29,089
Digi International Inc*	2,432	31,081
ePlus Inc*	1,374	112,283
Extreme Networks Inc*	11,197	74,796
Finisar Corp*	6,518	147,372
Frontier Communications Corp*	10,665	8,537
Gannett Co Inc	11,003	115,752
Harmonic Inc*	8,550	56,345
HealthStream Inc*	2,593	65,525
Iridium Communications Inc*	9,005	217,741
Liquidity Services Inc*	2,609	19,750
NETGEAR Inc*	3,121	108,361
New Media Investment Group Inc	5,426	$47,640
NIC Inc	6,674	138,953
Perficient Inc*	3,355	123,598
QuinStreet Inc*	3,564	40,808
Scholastic Corp	2,754	96,583
Shutterfly Inc*	3,327	169,278
Shutterstock Inc*	1,885	66,182
Spok Holdings Inc	1,924	22,607
Stamps.com Inc*	1,672	107,610
TechTarget Inc*	2,200	52,228
The EW Scripps Co	5,565	68,783
Viavi Solutions Inc*	12,643	175,611
Vonage Holdings Corp*	21,469	283,820
Total Communications		3,017,380

Consumer, Cyclical (13.69%)
Abercrombie & Fitch Co	6,560	95,907
Allegiant Travel Co	1,263	179,333
American Axle & Manufacturing Holdings Inc*	11,257	71,369
Anixter International Inc*	2,713	162,699
Asbury Automotive Group Inc*	1,942	183,131
Ascena Retail Group Inc*	16,548	4,119
Barnes & Noble Education Inc*	3,275	12,773
Big Lots Inc	3,990	90,773
BJ’s Restaurants Inc	2,118	77,180

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/19

Security Description	Shares	Value (Note 1)
Bloomin’ Brands Inc	5,070	$91,463
Boot Barn Holdings Inc*	1,568	53,704
Caleres Inc	4,288	86,403
Callaway Golf Co	8,283	147,106
Cavco Industries Inc*	839	153,931
Century Communities Inc*	1,525	42,975
Chico’s FAS Inc	11,607	36,214
Chuy’s Holdings Inc*	1,589	40,313
Conn’s Inc*	2,348	47,336
Cooper Tire & Rubber Co	4,894	114,960
Cooper-Standard Holdings Inc*	1,609	60,241
Core-Mark Holding Co Inc	4,298	139,212
Daktronics Inc	3,984	28,804
Dave & Buster’s Entertainment Inc	3,410	146,801
Designer Brands Inc	5,534	91,256
Dorman Products Inc*	2,715	192,982
El Pollo Loco Holdings Inc*	2,051	20,941
Ethan Allen Interiors Inc	2,402	41,314
Express Inc*	7,585	16,080
EZCORP Inc*	4,843	38,114
Fiesta Restaurant Group Inc*	2,324	20,079
FirstCash Inc(b)	2,385	235,471
Fossil Group Inc*	4,397	56,282
Fox Factory Holding Corp*	3,576	257,615
GameStop Corp	10,222	40,581
Garrett Motion Inc*	7,461	73,416
Genesco Inc*	1,625	57,980
Gentherm Inc*	3,353	123,055
G-III Apparel Group Ltd*	4,180	85,732
GMS Inc*	1,785	52,586
Group 1 Automotive Inc	1,736	129,714
Guess? Inc	4,701	84,947
Haverty Furniture Cos Inc	1,917	36,711
Hawaiian Holdings Inc	4,824	117,754
Hibbett Sports Inc*	1,822	30,136
Installed Building Products Inc*	2,092	119,056
Interface Inc	6,070	67,074
iRobot Corp*	2,628	162,437
JC Penney Co Inc*	31,537	23,467
Kirkland’s Inc*	1,580	2,323
Kontoor Brands Inc	2,567	87,894
La-Z-Boy Inc	4,599	146,570
LCI Industries	2,343	198,569
LGI Homes Inc*	1,815	147,941
Lithia Motors Inc	2,094	274,461
Lumber Liquidators Holdings Inc*	2,806	26,404
M/I Home Inc*	2,766	99,963
MarineMax Inc*	2,374	34,328
MDC Holdings Inc	4,784	184,997
Meritage Homes Corp*	3,370	220,196
Methode Electronics Inc	3,654	115,978
Mobile Mini Inc	4,477	139,951
Monarch Casino & Resort Inc*	1,142	50,682
Motorcar Parts of America Inc*	1,857	26,982
Movado Group Inc	1,570	33,786
Nautilus Inc*	2,880	4,003
Office Depot Inc	53,903	70,074
Oxford Industries Inc	1,699	118,556
PetMed Express Inc	1,968	31,094
Red Robin Gourmet Burgers Inc*	1,277	42,767
Regis Corp*	3,006	48,607
RH*	1,513	216,737
Ruth’s Hospitality Group Inc	2,946	57,300
ScanSource Inc*	2,508	$70,876
Shoe Carnival Inc	999	30,709
SkyWest Inc	4,800	274,848
Sleep Number Corp*	3,041	127,235
Sonic Automotive Inc	2,552	68,674
Standard Motor Products Inc	2,030	89,949
Steven Madden Ltd	7,317	243,071
Superior Industries International Inc	2,154	5,924
Tailored Brands Inc	4,990	27,046
The Buckle Inc	2,729	53,488
The Cato Corp	2,492	42,688
The Children’s Place Inc	1,484	129,479
The Marcus Corp	2,145	71,986
Tile Shop Holdings Inc	3,476	9,350
Titan International Inc	4,982	12,953
Unifi Inc*	1,447	27,840
UniFirst Corp	1,438	281,719
Universal Electronics Inc*	1,358	61,314
Vera Bradley Inc*	1,892	20,036
Veritiv Corp*	1,144	18,945
Vista Outdoor Inc*	5,502	30,756
Vitamin Shoppe Inc*	1,557	10,043
Wabash National Corp	5,495	74,952
William Lyon Homes*	2,798	49,441
Wingstop Inc	2,754	275,868
Winnebago Industries Inc	2,789	89,304
Wolverine World Wide Inc	8,316	215,800
Zumiez Inc*	1,661	43,153
Total Consumer, Cyclical		9,079,137

Consumer, Non-Cyclical (19.80%)
ABM Industries Inc	6,217	231,645
Acorda Therapeutics Inc*	3,939	12,723
Addus HomeCare Corp*	991	87,188
Akorn Inc*	9,531	27,545
AMAG Pharmaceuticals Inc*	3,411	37,248
American Public Education Inc*	1,645	39,858
AMN Healthcare Services Inc*	4,368	255,091
Amphastar Pharmaceuticals Inc*	3,566	80,092
AngioDynamics Inc*	3,693	67,840
ANI Pharmaceuticals Inc*	910	59,605
Anika Therapeutics Inc*	1,454	82,529
Arlo Technologies Inc*	6,180	19,405
Arrowhead Pharmaceuticals Inc*	5,242	179,119
Assertio Therapeutics Inc*	5,860	8,438
Avon Products Inc*	43,298	188,346
B&G Foods Inc	6,121	103,629
BioTelemetry Inc*	3,315	131,440
Calavo Growers Inc	1,467	130,050
Cal-Maine Foods Inc	2,954	119,755
Cambrex Corp*	3,307	198,189
Cardiovascular Systems Inc*	3,469	168,004
Cardtronics PLC*	3,733	110,571
Care.com Inc*	2,509	24,814
Career Education Corp*	6,635	136,084
Central Garden & Pet Co*	1,035	27,345
Central Garden & Pet Co - Class A*	4,012	96,529
Coca-Cola Consolidated Inc	446	150,128
Community Health Systems Inc*	11,035	27,477
CONMED Corp	2,433	245,173
Corcept Therapeutics Inc*	10,698	134,902
CorVel Corp*	849	71,511
Cross Country Healthcare Inc*	3,652	37,433
CryoLife Inc*	3,262	87,422
Cutera Inc*	1,289	$37,213
Cytokinetics Inc*	5,112	71,824
Darling Ingredients Inc*	9,108	169,409
Dean Foods Co	9,166	9,258
Diplomat Pharmacy Inc*	5,700	33,117
Eagle Pharmaceuticals Inc*	1,123	63,326
Emergent BioSolutions Inc*	4,436	194,297
Enanta Pharmaceuticals Inc*	1,590	112,175
Endo International PLC*	20,210	47,898
EVERTEC Inc	5,617	195,809
Forrester Research Inc	996	34,731
FTI Consulting Inc*	3,561	385,087
Genomic Health Inc*	2,016	154,547
Harsco Corp*	7,513	134,483
Heidrick & Struggles International Inc	1,846	49,011
Heska Corp*	673	47,238
HMS Holdings Corp*	8,301	303,236
Innoviva Inc*	6,708	77,746
Integer Holdings Corp*	2,812	203,589
Inter Parfums Inc	1,699	109,229
Invacare Corp	3,327	16,103
J&J Snack Foods Corp	1,410	272,215
John B Sanfilippo & Son Inc	861	79,729
Kelly Services Inc	3,086	74,712
Korn Ferry	5,287	206,616
Lannett Co Inc*	2,918	30,055
Lantheus Holdings Inc*	3,880	84,429
LeMaitre Vascular Inc	1,530	48,440
LHC Group Inc*	2,744	325,164
LSC Communications Inc	3,223	4,190
Luminex Corp	4,147	85,014
Magellan Health Inc*	2,252	141,899
Matthews International Corp	3,224	94,495
Medifast Inc	1,114	111,355
Medpace Holdings Inc*	2,595	209,961
Meridian Bioscience Inc	4,249	39,218
Merit Medical Systems Inc*,(b)	5,154	179,256
MGP Ingredients Inc	1,267	61,031
Momenta Pharmaceuticals Inc*	9,815	123,963
Monro Inc	3,235	251,424
Myriad Genetics Inc*	6,875	161,769
Natus Medical Inc*	3,265	90,375
Navigant Consulting Inc	4,037	112,511
Neogen Corp*	4,883	344,349
NeoGenomics Inc*	9,060	226,319
OraSure Technologies Inc*	6,127	40,438
Orthofix Medical Inc*	1,892	96,189
Owens & Minor Inc	6,011	30,536
Phibro Animal Health Corp	1,987	41,032
Progenics Pharmaceuticals Inc*	7,397	32,547
Quanex Building Products Corp	3,418	58,858
REGENXBIO Inc*	2,935	101,228
Rent-A-Center Inc*	4,464	113,966
Repligen Corp*	3,949	366,507
Resources Connection Inc	2,990	49,485
RR Donnelley & Sons Co	6,596	15,962
Select Medical Holdings Corp*	10,762	174,560
Seneca Foods Corp*	660	18,137
SpartanNash Co	3,727	40,140
Spectrum Pharmaceuticals Inc*	10,511	77,151
Strategic Education Inc	2,054	347,598
Supernus Pharmaceuticals Inc*	5,197	140,475
Surmodics Inc*	1,330	62,590
Tactile Systems Technology Inc*	1,689	85,193

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/19

Security Description	Shares	Value (Note 1)
Team Inc*	2,930	$48,286
The Andersons Inc	2,657	60,898
The Chefs’ Warehouse Inc*	2,331	89,930
The Ensign Group Inc	4,669	232,983
The Medicines Co*	6,505	272,950
The Providence Service Corp*	1,099	61,775
Tivity Health Inc*	4,670	85,274
TrueBlue Inc*	3,979	77,232
United Natural Foods Inc*	5,088	40,908
Universal Corp	2,341	117,190
US Physical Therapy Inc	1,244	166,099
USANA Health Sciences Inc*	735	49,958
Vanda Pharmaceuticals Inc*	5,279	74,381
Varex Imaging Corp*	3,808	100,341
Vector Group Ltd	10,179	118,891
Viad Corp	1,900	122,797
WD-40 Co	1,292	235,532
Xencor Inc*	2,648	98,717
Total Consumer, Non-Cyclical		13,131,677

Energy (3.73%)
Archrock Inc	12,975	125,987
Bonanza Creek Energy Inc*	1,864	42,052
C&J Energy Services Inc*	6,383	61,021
Carrizo Oil & Gas Inc*	8,776	72,753
CONSOL Energy Inc*	2,836	47,531
Denbury Resources Inc*	46,431	50,145
Diamond Offshore Drilling Inc*	6,436	41,770
DMC Global Inc	786	34,136
Dril-Quip Inc*	3,394	155,615
Era Group Inc*	2,067	19,595
Exterran Corp*	3,227	34,045
FutureFuel Corp	2,258	24,341
Geospace Technologies Corp*	1,047	12,815
Green Plains Inc	3,903	32,044
Gulf Island Fabrication Inc*	900	5,697
Gulfport Energy Corp*	15,178	36,427
Helix Energy Solutions Group Inc*	13,968	101,128
HighPoint Resources Corp*	9,646	11,286
KLX Energy Services Holdings Inc*	2,045	20,511
Laredo Petroleum Inc*	15,407	38,209
Matrix Service Co*	2,446	48,602
Nabors Industries Ltd	32,902	55,275
Newpark Resources Inc*	8,961	59,232
Noble Corp plc*	24,763	39,621
Oil States International Inc*	6,072	83,733
Par Pacific Holdings Inc*	2,984	64,872
PDC Energy Inc*	6,436	204,987
Penn Virginia Corp*	1,312	37,392
ProPetro Holding Corp*	6,944	73,954
Renewable Energy Group Inc*	3,755	45,698
REX American Resources Corp*	531	36,469
Ring Energy Inc*	5,422	7,916
SM Energy Co	5,709	54,121
SolarEdge Technologies Inc*	4,311	353,157
SRC Energy Inc*	23,938	120,169
SunCoke Energy Inc*	6,488	40,485
Superior Energy Services Inc*	15,582	5,217
TETRA Technologies Inc*	12,600	20,916
Unit Corp*	5,423	16,432
US Silica Holdings Inc	7,460	75,868
Whiting Petroleum Corp*	9,066	60,108
Total Energy		2,471,332

Financial (24.49%)
Banks (8.87%)
Ameris Bancorp	5,421	$190,765
Banner Corp	3,113	167,822
Central Pacific Financial Corp	2,875	79,983
City Holding Co	1,547	115,019
Columbia Banking System Inc	6,892	237,843
Community Bank System Inc	4,828	294,460
Customers Bancorp Inc*	2,828	53,421
CVB Financial Corp	9,577	196,999
Eagle Bancorp Inc	3,182	129,635
First BanCorp	20,364	195,087
First Commonwealth Financial Corp	9,229	114,163
First Financial Bancorp	9,240	216,401
First Midwest Bancorp Inc	10,344	198,605
Flagstar Bancorp Inc	2,967	107,850
Franklin Financial Network Inc	1,168	33,790
Glacier Bancorp Inc(b)	7,926	314,576
Great Western Bancorp Inc	5,335	159,143
Hanmi Financial Corp	3,211	57,509
Heritage Financial Corp	3,361	87,991
HomeStreet Inc*	2,707	71,384
Hope Bancorp Inc	11,275	151,198
Independent Bank Corp	3,214	217,299
LegacyTexas Financial Group Inc	4,244	171,458
Meta Financial Group Inc	2,742	84,755
National Bank Holdings Corp	2,643	86,268
NBT Bancorp Inc	4,311	150,756
OFG Bancorp	4,362	89,508
Old National Bancorp	14,019	235,519
Opus Bank	2,188	45,423
Preferred Bank	1,334	66,647
S&T Bancorp Inc	3,468	118,675
Seacoast Banking Corp of Florida*	5,182	120,948
ServisFirst Bancshares Inc	4,533	137,803
Simmons First National Corp	9,302	223,248
Southside Bancshares Inc	3,155	103,894
Tompkins Financial Corp	1,219	96,423
Triumph Bancorp Inc*	2,315	69,427
TrustCo Bank Corp NY	9,676	74,215
United Community Banks Inc	7,406	195,592
Veritex Holdings Inc	4,539	107,120
Walker & Dunlop Inc	2,755	153,894
Westamerica Bancorporation	2,609	160,740
		5,883,256
Diversified Financial Service (1.57%)
Blucora Inc*	4,714	106,442
Boston Private Financial Holdings Inc	8,332	88,486
Encore Capital Group Inc*	2,392	88,265
Enova International Inc*	3,399	81,236
Greenhill & Co Inc	1,752	24,598
INTL. FCStone Inc*	1,498	58,737
Piper Jaffray Cos	1,416	103,028
PRA Group Inc*	4,604	157,181
Virtus Investment Partners Inc	724	77,244
Waddell & Reed Financial Inc	7,605	122,973
WisdomTree Investments Inc	11,401	54,839
World Acceptance Corp*	575	76,418
		1,039,447
Insurance (3.78%)
Ambac Financial Group Inc*	4,388	79,160
American Equity Investment Life Holding Co	8,799	189,618
AMERISAFE Inc	1,932	$132,728
eHealth Inc*	1,827	152,207
Employers Holdings Inc	3,193	137,714
HCI Group Inc	756	29,461
Horace Mann Educators Corp	4,007	175,787
James River Group Holdings Ltd	2,891	142,468
NMI Holdings Inc*	6,628	187,838
ProAssurance Corp	5,035	196,717
RLI Corp	3,673	336,337
Safety Insurance Group Inc	1,369	132,026
Selective Insurance Group Inc(b)	3,275	260,788
Stewart Information Services Corp	2,381	85,287
Third Point Reinsurance Ltd*	7,370	69,425
United Fire Group Inc	2,126	96,010
United Insurance Holdings Corp	2,058	24,120
Universal Insurance Holdings Inc	3,272	81,800
		2,509,491
Real Estate (8.67%)
Acadia Realty Trust	7,755	212,099
Agree Realty Corp	3,744	279,639
American Assets Trust Inc	3,772	176,756
Apollo Commercial Real Estate Finance Inc	11,233	208,372
Armada Hoffler Properties Inc	4,539	78,706
ARMOUR Residential REIT Inc	4,911	80,639
Capstead Mortgage Corp	8,523	61,962
CareTrust REIT Inc	8,852	210,589
CBL & Associates Properties Inc	16,968	15,441
Cedar Realty Trust Inc	7,158	16,964
Chatham Lodging Trust	4,440	73,660
Chesapeake Lodging Trust	5,971	153,753
Community Healthcare Trust Inc	1,592	67,883
DiamondRock Hospitality Co	18,876	178,756
Easterly Government Properties Inc	6,058	124,492
Four Corners Property Trust Inc	6,547	186,524
Franklin Street Properties Corp	10,760	81,453
Getty Realty Corp	3,197	101,537
Global Net Lease Inc	8,353	160,211
Granite Point Mortgage Trust Inc	5,096	93,206
Hersha Hospitality Trust	3,592	49,929
Independence Realty Trust Inc	8,262	114,924
Innovative Industrial Properties Inc	974	86,842
Invesco Mortgage Capital Inc	12,048	181,081
iStar Inc	6,061	77,581
Kite Realty Group Trust	8,396	119,979
Lexington Realty Trust	19,586	203,499
LTC Properties Inc	3,723	181,682
Marcus & Millichap Inc*	2,142	77,283
National Storage Affiliates Trust	5,662	189,451
New York Mortgage Trust Inc	18,492	113,726
NorthStar Realty Europe Corp	4,963	84,024
Office Properties Income Trust	4,791	129,884
Pennsylvania Real Estate Investment Trust	7,059	36,283
PennyMac Mortgage Investment Trust	6,770	147,315
RE/MAX Holdings Inc - Class A	1,780	45,693
Realogy Holdings Corp	6,314	30,181
Redwood Trust Inc	9,626	159,792
Retail Opportunity Investments Corp	10,711	187,550
RPT Realty	7,667	91,237
Saul Centers Inc	1,169	58,719
Summit Hotel Properties Inc	10,506	117,247

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/19

Security Description	Shares	Value (Note 1)
Universal Health Realty Income Trust	1,242	$120,089
Urstadt Biddle Properties Inc	2,991	62,781
Washington Prime Group Inc	18,663	60,281
Washington Real Estate Investment Trust	7,499	198,649
Whitestone REIT	3,993	49,593
Xenia Hotels & Resorts Inc	10,554	213,296
		5,751,233
Savings&Loans (1.60%)
Axos Financial Inc*	5,367	139,059
Banc of California Inc	4,101	59,752
Berkshire Hills Bancorp Inc	4,061	119,109
Brookline Bancorp Inc	8,059	113,148
Dime Community Bancshares Inc	2,890	57,309
Northfield Bancorp Inc	4,483	69,576
Northwest Bancshares Inc	10,116	159,934
Oritani Financial Corp	3,976	68,109
Pacific Premier Bancorp Inc	4,527	133,365
Provident Financial Services Inc	6,007	143,027
		1,062,388

Total Financial		16,245,815

Industrial (17.92%)
AAON Inc	3,922	188,138
AAR Corp	3,171	136,226
Actuant Corp	6,089	135,237
Advanced Energy Industries Inc*	3,582	184,974
Aegion Corp*	3,357	66,267
Aerojet Rocketdyne Holdings Inc*	6,780	354,119
AeroVironment Inc*	2,121	109,295
Alamo Group Inc	937	106,987
Alarm.com Holdings Inc*	3,306	157,366
Albany International Corp	2,871	236,054
American Woodmark Corp*	1,406	115,812
Apogee Enterprises Inc	2,707	99,970
Applied Industrial Technologies Inc	3,616	193,058
Applied Optoelectronics Inc*	1,964	17,480
ArcBest Corp	2,482	73,492
Arcosa Inc	4,530	147,180
Astec Industries Inc	2,327	64,225
Atlas Air Worldwide Holdings Inc*	2,496	64,522
AZZ Inc	2,578	106,394
Badger Meter Inc	2,728	140,710
Barnes Group Inc	4,429	198,641
Bel Fuse Inc	988	10,868
Benchmark Electronics Inc	3,613	95,672
Boise Cascade Co	3,900	122,460
Brady Corp	4,730	223,303
Briggs & Stratton Corp	4,252	18,369
Chart Industries Inc*	3,048	191,536
CIRCOR International Inc*	1,919	65,956
Comfort Systems USA Inc	3,458	133,686
Comtech Telecommunications Corp	2,370	63,398
DXP Enterprises Inc*	1,585	51,433
Echo Global Logistics Inc*	2,538	50,862
Encore Wire Corp	2,060	111,219
EnPro Industries Inc	1,943	121,010
ESCO Technologies Inc	2,555	194,512
Exponent Inc	4,940	350,197
Fabrinet*	3,451	$174,241
FARO Technologies Inc*	1,657	81,591
Federal Signal Corp	5,933	176,269
Forward Air Corp	2,688	167,462
Franklin Electric Co Inc	3,824	175,330
Gibraltar Industries Inc*	3,137	126,327
Griffon Corp	3,397	59,278
Haynes International Inc	1,242	37,099
Heartland Express Inc	4,781	98,345
Hillenbrand Inc	5,867	160,990
Hub Group Inc*	3,325	143,175
Ichor Holdings Ltd*	2,215	47,091
II-VI Inc*	5,595	209,868
Insteel Industries Inc	1,735	32,445
Itron Inc*	3,134	217,656
John Bean Technologies Corp	3,023	309,313
Kaman Corp	2,618	152,865
KEMET Corp	5,811	97,334
Knowles Corp*	9,026	183,047
Lindsay Corp	1,030	90,908
LSB Industries Inc*	1,435	6,701
Lydall Inc*	1,743	35,052
Marten Transport Ltd	3,836	75,454
Matson Inc	4,012	142,546
Mesa Laboratories Inc	196	43,361
Moog Inc	3,043	247,244
Mueller Industries Inc	5,305	139,840
Myers Industries Inc	3,548	59,713
MYR Group Inc*	1,615	46,302
National Presto Industries Inc	504	43,198
Olympic Steel Inc	881	9,471
OSI Systems Inc*	1,577	165,601
Park Aerospace Corp	1,909	32,262
Patrick Industries Inc*	2,259	81,640
PGT Innovations Inc*	5,837	93,392
Plexus Corp*	2,820	161,332
Powell Industries Inc	838	30,436
Proto Labs Inc*,(b)	2,515	238,271
Raven Industries Inc	3,584	104,545
Saia Inc*	2,527	216,160
Sanmina Corp*	6,465	186,839
SEACOR Holdings Inc*	1,714	80,507
Simpson Manufacturing Co Inc	3,766	241,777
SMART Global Holdings Inc*	1,196	33,978
SPX Corp*	4,195	159,200
SPX FLOW Inc*	4,202	141,649
Standex International Corp	1,287	88,481
Sturm Ruger & Co Inc	1,780	72,998
Tennant Co	1,758	120,230
The Greenbrier Cos Inc	3,244	75,553
TimkenSteel Corp*	3,932	20,525
TopBuild Corp*	3,225	298,700
Tredegar Corp	2,521	43,588
Triumph Group Inc	4,765	99,017
TTM Technologies Inc*	9,342	99,586
Universal Forest Products Inc	5,748	224,747
US Concrete Inc*	1,585	64,224
US Ecology Inc	2,200	133,254
Vicor Corp*	1,588	48,418
Watts Water Technologies Inc	2,594	237,688
Total Industrial		11,884,742

Technology (9.32%)
3D Systems Corp*	11,420	79,940
Agilysys Inc*	1,424	38,804
Axcelis Technologies Inc*	3,225	$49,375
Bottomline Technologies DE Inc*	3,707	152,877
Brooks Automation Inc	6,759	225,277
Cabot Microelectronics Corp	2,723	339,422
CEVA Inc*	2,229	70,013
Cohu Inc	4,066	48,467
Computer Programs & Systems Inc	1,062	22,461
Cray Inc*	4,078	142,445
CSG Systems International Inc	3,263	175,810
CTS Corp	3,313	94,520
Cubic Corp	2,685	185,990
Diebold Nixdorf Inc*	7,353	82,427
Diodes Inc*	3,881	141,851
Donnelley Financial Solutions Inc*	3,281	34,877
DSP Group Inc*	2,148	29,728
Ebix Inc	2,210	78,278
ExlService Holdings Inc*	3,217	217,791
FormFactor Inc*	7,104	121,407
Insight Enterprises Inc*	3,525	169,412
Kopin Corp*	6,036	5,597
Kulicke & Soffa Industries Inc	6,092	126,896
LivePerson Inc*	5,605	222,743
ManTech International Corp	2,644	185,820
MaxLinear Inc*	6,001	118,940
Mercury Systems Inc*	4,835	414,021
MicroStrategy Inc*	821	117,641
Monotype Imaging Holdings Inc	4,231	83,562
MTS Systems Corp	1,789	101,740
Nanometrics Inc*	2,280	62,221
NextGen Healthcare Inc*	4,741	67,370
Omnicell Inc*	3,862	277,292
OneSpan Inc*	2,814	37,989
PDF Solutions Inc*	2,557	29,942
Photronics Inc*	7,012	75,730
Pitney Bowes Inc	9,991	35,568
Power Integrations Inc	2,742	244,093
Progress Software Corp	4,169	157,505
Qualys Inc*	3,155	251,201
Rambus Inc*	11,045	138,504
Rudolph Technologies Inc*	3,191	70,170
SPS Commerce Inc*	3,412	172,442
Sykes Enterprises Inc*	3,994	115,826
Tabula Rasa HealthCare Inc*	1,693	96,162
TiVo Corp	12,338	92,905
TTEC Holdings Inc	1,380	64,736
Ultra Clean Holdings Inc*	3,885	46,387
Unisys Corp*	5,140	33,616
Veeco Instruments Inc*	4,630	42,874
Virtusa Corp*	2,769	100,072
Xperi Corp	4,873	89,273
Total Technology		6,180,010

Utilities (2.25%)
American States Water Co	3,447	318,951
Avista Corp(b)	6,160	288,904
California Water Service Group	4,510	254,544
El Paso Electric Co	3,805	253,794
Northwest Natural Holding Co	2,888	206,088
South Jersey Industries Inc	5,108	165,193
Total Utilities		1,487,474

Total Common Stock (Cost $55,357,711)		66,015,588

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/19

Security Description	Shares	Value (Note 1)
United States Treasury Bills (0.15%)
1.966%, 10/31/2019 (Cost $99,659)	$100,000	$99,687

Total Investments (Cost $55,457,370)(c) (99.70%)		$66,115,275
Other Net Assets (0.30%)		204,624
Net Assets (100.00%)		$66,319,899

*	Non-income producing security.

(a)	This security has been fair valued at August 31, 2019. The fair value was $2,518, or 0.00% of net assets.

(b)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(c)	Aggregate cost for federal income tax purpose is $55,492,189.

At August 31, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$20,683,566
Unrealized depreciation	(10,060,480)
Net unrealized appreciation	$10,623,086

(d) Futures contracts at August 31, 2019:

Contracts - $100 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Depreciation
4 / Sep 2019 / Long / CME	$299,560	$298,840	$(720)

Shelton Core Value Fund	Portfolio of Investments	8/31/19

Security Description	Shares	Value (Note 1)
Common Stock (96.05%)

Basic Materials (3.43%)
Linde PLC(a)	15,167	$2,865,198
PPG Industries Inc(a)	16,000	1,772,640
Sensient Technologies Corp	8,500	555,220
Total Basic Materials		5,193,058

Communications (9.27%)
Alphabet Inc - Class A*,(a)	1,600	1,904,848
Alphabet Inc - Class C*,(a)	1,600	1,900,960
Amazon.com Inc*	2,000	3,552,580
AT&T Inc(a)	57,669	2,033,409
Cisco Systems Inc(a)	52,500	2,457,525
Verizon Communications Inc(a)	37,842	2,200,891
Total Communications		14,050,213

Consumer, Cyclical (7.27%)
Ford Motor Co(a)	290,000	2,659,300
DR Horton Inc(a)	55,200	2,730,744
Lennar Corp	58,000	2,958,000
Marriott International Inc(a)	13,000	1,638,780
Target Corp(a)	9,639	1,031,759
Total Consumer, Cyclical		11,018,583

Consumer, Non-Cyclical (19.27%)
Celgene Corp*	7,500	726,000
Gilead Sciences Inc	31,200	1,982,448
Colgate-Palmolive Co(a)	20,400	1,512,660
The Procter & Gamble Co(a)	26,600	3,198,118
Conagra Brands Inc(a)	42,450	1,203,882
General Mills Inc(a)	37,900	2,039,020
Sprouts Farmers Market Inc*,(a)	230,000	4,128,500
Tyson Foods Inc(a)	20,000	1,860,800
Abbott Laboratories(a)	41,110	3,507,505
Centene Corp*,(a)	27,800	1,296,036
AbbVie Inc	33,610	2,209,521
AmerisourceBergen Corp(a)	22,912	1,884,970
Merck & Co Inc(a)	35,200	3,043,744
Takeda Pharmaceutical Co Ltd(a)	35,665	601,312
Total Consumer, Non-Cyclical		29,194,516

Energy (9.57%)
BP PLC(a)	81,437	$3,009,097
Chevron Corp	29,324	3,452,021
ConocoPhillips(a)	19,648	1,025,233
Devon Energy Corp(a)	7,352	161,670
Exxon Mobil Corp	43,236	2,960,801
Royal Dutch Shell PLC	36,500	2,029,400
Baker Hughes a GE Co(a)	27,455	595,499
Schlumberger Ltd	39,100	1,268,013
Total Energy		14,501,734

Financial (26.20%)
Banks (16.83%)
Bank of America Corp	140,000	3,851,400
The Bank of New York Mellon Corp(a)	5,000	210,300
Citigroup Inc(a)	21,300	1,370,655
The Goldman Sachs Group Inc(a)	15,850	3,231,974
JPMorgan Chase & Co	71,020	7,802,257
Morgan Stanley(a)	47,050	1,952,105
State Street Corp(a)	3,200	164,192
US Bancorp(a)	60,600	3,193,014
Wells Fargo & Co(a)	80,000	3,725,600
		25,501,497
Diversified Financial Service (3.60%)
BlackRock Inc	5,900	2,493,104
Visa Inc(a)	16,400	2,965,448
		5,458,552
Insurance (2.42%)
Arthur J Gallagher & Co(a)	32,400	2,939,004
Principal Financial Group Inc(a)	13,650	726,453
		3,665,457
Real Estate (3.35%)
Digital Realty Trust Inc(a)	16,500	2,039,895
Public Storage(a)	11,500	3,044,510
		5,084,405

Total Financial		39,709,911

Industrial (6.51%)
The Boeing Co	2,900	$1,055,861
Northrop Grumman Corp	2,600	956,462
United Technologies Corp	10,625	1,383,800
Masco Corp	90,000	3,665,700
Caterpillar Inc	21,442	2,551,598
Seaspan Corp	25,000	259,500
Total Industrial		9,872,921

Technology (10.49%)
Apple Inc(a)	20,000	4,174,800
DXC Technology Co(a)	4,294	142,647
Hewlett Packard Enterprise Co(a)	50,000	691,000
Seagate Technology PLC	38,000	1,907,980
Applied Materials Inc(a)	66,000	3,169,320
Intel Corp	61,000	2,892,010
Taiwan Semiconductor Manufacturing Co Ltd(a)	11,000	468,930
Microsoft Corp(a)	5,633	776,565
Oracle Corp	5,930	308,716
Paychex Inc(a)	17,000	1,388,900
Total Technology		15,920,868

Utilities (4.04%)
American Electric Power Co Inc(a)	11,200	1,020,880
Consolidated Edison Inc(a)	45,000	4,000,500
FirstEnergy Corp(a)	23,574	1,084,404
NextEra Energy Inc(a)	100	21,908
Total Utilities		6,127,692

Total Common Stock (Cost $109,950,884)		145,589,496

Preferred Stock (0.45%)
Amerityre Corp*,** (Cost $2,000,000; acquired 12/13/13)	2,000,000	700,000

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Continued)	8/31/19

Security Description	Shares	Value (Note 1)
United States Treasury Bills (3.35%)
1.966%, 10/31/2019 (Cost $5,082,835)	$5,100,000	$5,084,058

Total Investments (Cost $117,033,719)(b) (99.85%)		$151,373,554
Other Net Assets (0.15%)		225,355
Net Assets (100.00%)		$151,598,909

*	Non-income producing security.
**	Restricted security - this security has been fair valued and deemed to be illiquid by the Advisor. At August 31, 2019, the fair value was $700,000, or 0.46% of net assets.

(a) A portion of these shares have been pledged in connection with obligations for options contracts.

(b) Aggregate cost for federal income tax purpose is $117,392,204.

At August 31, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$39,498,007
Unrealized depreciation	(5,516,657)
Net unrealized appreciation	$33,981,350

Written Call Options	Expiration Date	Contracts	Exercise Amount (Shares)	Strike Price	Notional Amount	Value
Abbott Laboratories	11/18/2019	411	41,100	$85.00	$3,493,500	$(147,960)
AbbVie Inc	10/21/2019	112	11,200	70.00	784,000	(6,720)
Alphabet Inc - Class A	09/23/2019	6	600	1,170.00	702,000	(21,510)
Alphabet Inc - Class C	09/23/2019	6	600	1,170.00	702,000	(20,736)
Amazon.com Inc	10/21/2019	6	600	1,880.00	1,128,000	(13,698)
American Electric Power Co Inc	09/23/2019	34	3,400	90.00	306,000	(7,480)
AmerisourceBergen Corp	09/23/2019	75	7,500	90.00	675,000	(1,275)
Apple Inc	09/23/2019	100	10,000	210.00	2,100,000	(49,000)
Applied Materials Inc	09/23/2019	300	30,000	48.00	1,440,000	(45,000)
Arthur J Gallagher & Co	10/21/2019	220	22,000	90.00	1,980,000	(60,500)
AT&T Inc	09/23/2019	290	29,000	33.00	957,000	(69,600)
Baker Hughes a GE Co	10/21/2019	100	10,000	27.00	270,000	(500)
Bank of America Corp	10/21/2019	450	45,000	29.00	1,305,000	(18,000)
BlackRock Inc	10/21/2019	20	2,000	440.00	880,000	(15,180)
BP PLC	10/21/2019	300	30,000	41.00	1,230,000	(1,800)
Caterpillar Inc	10/21/2019	72	7,200	125.00	900,000	(15,480)
Centene Corp	09/23/2019	100	10,000	57.50	575,000	(800)
Chevron Corp	10/21/2019	100	10,000	120.00	1,200,000	(24,000)
Cisco Systems Inc	10/21/2019	262	26,200	57.50	1,506,500	(1,048)
Citigroup Inc	09/23/2019	100	10,000	72.50	725,000	(200)
Colgate-Palmolive Co	09/23/2019	102	10,200	72.50	739,500	(25,041)
Conagra Brands Inc	09/23/2019	424	42,400	31.00	1,314,400	(3,816)
ConocoPhillips	09/23/2019	75	7,500	65.00	487,500	(113)
Consolidated Edison Inc	11/18/2019	220	22,000	87.50	1,925,000	(83,600)
Devon Energy Corp	09/23/2019	73	7,300	29.00	211,700	(146)
Digital Realty Trust Inc	09/23/2019	80	8,000	125.00	1,000,000	(10,000)
DR Horton Inc	09/23/2019	300	30,000	47.00	1,410,000	(84,750)
DXC Technology Co	09/23/2019	42	4,200	60.00	252,000	(105)
Exxon Mobil Corp	10/21/2019	150	15,000	72.50	1,087,500	(7,350)
FirstEnergy Corp	10/21/2019	235	23,500	44.00	1,034,000	(61,570)
Ford Motor Co	09/23/2019	500	50,000	11.00	550,000	(500)
General Mills Inc	10/21/2019	379	37,900	55.00	2,084,500	(49,270)
Gilead Sciences Inc	10/21/2019	104	10,400	65.00	676,000	(13,832)
Hewlett Packard Enterprise Co	09/23/2019	160	16,000	16.00	256,000	(240)
Intel Corp	10/21/2019	200	20,000	50.00	1,000,000	(15,600)
JPMorgan Chase & Co	10/21/2019	200	20,000	115.00	2,300,000	(24,600)
Lennar Corp	10/21/2019	580	58,000	52.50	3,045,000	(98,600)
Linde PLC	10/21/2019	151	15,100	200.00	3,020,000	(27,935)
Marriott International Inc	10/21/2019	130	13,000	140.00	1,820,000	(5,850)
Masco Corp	10/21/2019	300	30,000	42.00	1,260,000	(34,200)
Merck & Co Inc	09/23/2019	175	17,500	82.50	1,443,750	(76,650)
Microsoft Corp	09/23/2019	56	5,600	145.00	812,000	(2,184)
Morgan Stanley	09/23/2019	160	16,000	47.00	752,000	(320)
NextEra Energy Inc	09/23/2019	1	100	210.00	21,000	(1,076)
Northrop Grumman Corp	10/21/2019	26	2,600	380.00	988,000	(18,980)
Oracle Corp	10/21/2019	59	5,900	55.00	324,500	(4,779)
Paychex Inc	09/23/2019	170	17,000	82.50	1,402,500	(18,700)
PPG Industries Inc	09/23/2019	60	6,000	125.00	750,000	(150)

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Continued)	8/31/19

Written Call Options	Expiration Date	Contracts	Exercise Amount (Shares)	Strike Price	Notional Amount	Value
Principal Financial Group Inc	10/21/2019	136	13,600	$60.00	$816,000	$(2,040)
Public Storage	09/23/2019	115	11,500	240.00	2,760,000	(289,800)
Royal Dutch Shell PLC	10/21/2019	120	12,000	57.50	690,000	(7,200)
Schlumberger Ltd	10/21/2019	130	13,000	35.00	455,000	(7,670)
Seagate Technology PLC	10/21/2019	130	13,000	52.50	682,500	(14,950)
Sprouts Farmers Market Inc	09/23/2019	500	50,000	20.00	1,000,000	(2,500)
State Street Corp	09/23/2019	32	3,200	62.50	200,000	(112)
Taiwan Semiconductor Manufacturing Co Ltd	09/23/2019	40	4,000	46.00	184,000	(400)
Takeda Pharmaceutical Co Ltd	09/23/2019	120	12,000	17.50	210,000	(1,500)
Target Corp	09/23/2019	96	9,600	87.50	840,000	(194,688)
The Bank of New York Mellon Corp	09/23/2019	50	5,000	45.00	225,000	(450)
The Boeing Co	10/21/2019	9	900	380.00	342,000	(7,236)
The Goldman Sachs Group Inc	09/23/2019	75	7,500	220.00	1,650,000	(1,800)
The Procter & Gamble Co	10/21/2019	100	10,000	115.00	1,150,000	(70,900)
Tyson Foods Inc	10/21/2019	200	20,000	80.00	1,600,000	(275,400)
United Technologies Corp	10/21/2019	40	4,000	135.00	540,000	(9,400)
US Bancorp	09/23/2019	350	35,000	55.00	1,925,000	(7,000)
Verizon Communications Inc	10/21/2019	100	10,000	60.00	600,000	(5,900)
Visa Inc	10/21/2019	82	8,200	185.00	1,517,000	(28,700)
Wells Fargo & Co	09/23/2019	275	27,500	50.00	1,375,000	(2,475)

Total Written Call Options					73,587,350	(2,120,565)
Premiums Received $2,076,679

Nasdaq-100 Index Fund	Portfolio of Investments	8/31/19

Security Description	Shares	Value (Note 1)
Common Stock (99.97%)

Communications (35.76%)
Internet (28.11%)
Alphabet Inc - Class A*	21,302	$25,360,670
Alphabet Inc - Class C*	24,297	28,867,266
Amazon.com Inc*,(a)	34,040	60,464,912
Baidu Inc*	21,444	2,240,255
Booking Holdings Inc*	3,378	6,642,533
Ctrip.com International Ltd*	40,186	1,301,223
eBay Inc	66,931	2,696,650
Expedia Group Inc	10,488	1,364,489
Facebook Inc*,(a)	167,626	31,123,119
JD.com Inc*	78,248	2,386,564
MercadoLibre Inc*	3,829	2,276,723
Netflix Inc*	33,660	9,887,625
Symantec Corp	52,618	1,223,369
VeriSign Inc*	9,247	1,885,001
		177,720,399
Media (4.41%)
Charter Communications Inc*	17,214	7,050,682
Comcast Corp	347,425	15,377,031
Fox Corp - Class A	29,817	989,030
Fox Corp - Class B	17,443	572,130
Liberty Global PLC - Class A*	17,321	462,817
Liberty Global PLC - Class C*	47,412	1,238,401
Sirius XM Holdings Inc	353,750	2,182,638
		27,872,729
Telecommunicatoins (3.24%)
Cisco Systems Inc	328,355	15,370,298
T-Mobile US Inc*	65,624	5,121,953
		20,492,251

Total Communications		226,085,379

Consumer, Cyclical (7.48%)
American Airlines Group Inc	41,028	$1,079,447
Costco Wholesale Corp	33,801	9,963,183
Dollar Tree Inc*	20,122	2,042,987
Fastenal Co	50,020	1,531,612
Hasbro Inc	10,768	1,189,541
Lululemon Athletica Inc*	9,497	1,753,811
Marriott International Inc	25,658	3,234,447
O’Reilly Automotive Inc*	6,055	2,323,667
PACCAR Inc	26,605	1,744,224
Ross Stores Inc	28,284	2,998,387
Starbucks Corp	92,905	8,970,907
Tesla Inc*	13,665	3,082,961
Ulta Beauty Inc*	4,503	1,070,498
United Airlines Holdings Inc*	20,297	1,711,240
Walgreens Boots Alliance Inc	70,242	3,595,688
Wynn Resorts Ltd	8,957	986,614
Total Consumer, Cyclical		47,279,214

Consumer, Non-Cyclical (14.71%)
Alexion Pharmaceuticals Inc*	18,960	1,910,410
Align Technology Inc*	6,948	1,272,248
Amgen Inc	46,869	9,777,811
Automatic Data Processing Inc	33,501	5,689,810
Biogen Inc*	14,872	3,268,122
BioMarin Pharmaceutical Inc*	15,309	1,149,094
Celgene Corp*	54,171	5,243,753
Cintas Corp	8,059	2,125,964
Gilead Sciences Inc	97,675	6,206,270
Henry Schein Inc*	13,327	821,210
IDEXX Laboratories Inc*	6,675	1,934,015
Illumina Inc*	11,362	3,196,585
Incyte Corp*	18,354	1,501,724
Intuitive Surgical Inc*	8,902	$4,551,949
Mondelez International Inc	110,595	6,107,056
Monster Beverage Corp*	41,763	2,450,235
Mylan NV*	45,153	879,129
PayPal Holdings Inc*	90,267	9,843,616
PepsiCo Inc	107,527	14,702,167
Regeneron Pharmaceuticals Inc*	8,275	2,400,164
The Kraft Heinz Co	93,702	2,391,275
Verisk Analytics Inc	12,648	2,043,158
Vertex Pharmaceuticals Inc*	19,673	3,541,533
Total Consumer, Non-Cyclical		93,007,298

Financial (0.31%)
Willis Towers Watson PLC	9,944	1,968,614

Industrial (0.82%)
CSX Corp	62,183	4,167,505
JB Hunt Transport Services Inc	9,517	1,028,217
Total Industrial		5,195,722

Technology (40.49%)
Computers (11.53%)
Apple Inc(a)	318,298	66,441,525
Check Point Software Technologies Ltd*	11,781	1,268,814
Cognizant Technology Solutions Corp	43,743	2,685,383
NetApp Inc	22,185	1,066,211
Western Digital Corp	25,103	1,437,649
		72,899,582
Semiconductors (12.17%)
Advanced Micro Devices Inc*	88,023	2,768,323
Analog Devices Inc	28,486	3,128,617
Applied Materials Inc	71,804	3,448,028
ASML Holding NV	5,976	1,330,317

See accompanying notes to financial statements.

Nasdaq-100 Index Fund	Portfolio of Investments (Continued)	8/31/19

Security Description	Shares	Value (Note 1)
Broadcom Inc	30,363	$8,581,798
Intel Corp	343,410	16,281,068
KLA Corp	13,618	2,014,102
Lam Research Corp	11,567	2,434,969
Maxim Integrated Products Inc	24,385	1,329,958
Microchip Technology Inc	20,376	1,759,060
Micron Technology Inc*	84,888	3,842,880
NVIDIA Corp	46,797	7,838,965
NXP Semiconductors NV	25,250	2,579,035
QUALCOMM Inc	93,334	7,258,585
Skyworks Solutions Inc	15,824	1,191,072
Texas Instruments Inc	71,965	8,905,669
Xilinx Inc	21,298	2,216,270
		76,908,716
Software (16.79%)
Activision Blizzard Inc	58,902	2,980,441
Adobe Inc*	37,514	10,673,108
Autodesk Inc*	16,903	2,414,086
Cadence Design Systems Inc*	21,629	1,481,154
Cerner Corp	25,019	1,724,059
Citrix Systems Inc	1,906	177,220
Electronic Arts Inc*	22,833	2,138,995
Fiserv Inc*	30,102	3,219,108
Intuit Inc	19,994	5,765,470
Microsoft Corp	482,805	66,559,494
NetEase Inc	5,612	1,431,060
Paychex Inc	27,631	2,257,453
Synopsys Inc*	12,896	1,828,782
Take-Two Interactive Software Inc*	9,920	$1,309,142
Workday Inc*	12,508	2,217,418
		106,176,990

Total Technology		255,985,288

Utilities (0.40%)
Xcel Energy Inc	39,586	2,542,213

Total Common Stock (Cost $367,531,127)		632,063,728

United States Treasury Bills (0.03%)
1.966%, 10/31/2019 (Cost $199,375)	$200,000	199,375

Total Investments (Cost $367,730,502)(b) (100.0%)		$632,263,103
Other Net Assets (0.00%)		12,819
Net Assets (100.00%)		$632,275,922

*	Non-income producing security.

(a) A portion of these shares have been pledged in connection with obligations for futures contracts.

(b) Aggregate cost for federal income tax purpose is $368,028,003.

At August 31, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$277,502,806
Unrealized depreciation	(13,267,694)
Net unrealized appreciation	$264,235,112

(c) Futures contracts at August 31, 2019:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Depreciation
3 / Sep 2019 / Long / CME	$464,119	$461,445	$(2,674)

Shelton Green Alpha Fund	Portfolio of Investments	8/31/19

Security Description	Shares	Value (Note 1)
Common Stock (97.26%)

Basic Materials (2.50%)
Daqo New Energy Corp*	18,000	$928,800
Schnitzer Steel Industries Inc	22,000	487,080
Total Basic Materials		1,415,880

Communications (7.26%)
Alphabet Inc*	1,400	1,663,340
Arista Networks Inc*	2,000	453,240
Palo Alto Networks Inc*	2,000	407,240
Sierra Wireless Inc*	73,000	788,400
SoftBank Group Corp	35,200	797,280
Total Communications		4,109,500

Consumer, Cyclical (5.77%)
Herman Miller Inc	23,200	980,896
Interface Inc	40,000	442,000
Kandi Technologies Group Inc*	117,500	600,425
NIO Inc*	110,000	314,600
Tesla Inc*	4,100	925,001
Total Consumer, Cyclical		3,262,922

Consumer, Non-Cyclical (11.43%)
Bluebird Bio Inc*	2,900	$299,599
CRISPR Therapeutics AG*	22,000	1,016,620
Danone SA	40,000	714,800
Editas Medicine Inc*	25,500	633,165
Exact Sciences Corp*	5,100	608,022
Gilead Sciences Inc	7,500	476,550
Illumina Inc*	1,800	506,412
Intellia Therapeutics Inc*	39,700	563,343
Invitae Corp*	46,000	1,115,960
The Hain Celestial Group Inc*	28,000	533,400
Total Consumer, Non-Cyclical		6,467,871

Energy (35.21%)
Canadian Solar Inc*	55,000	1,286,450
First Solar Inc*	44,600	2,768,322
JinkoSolar Holding Co Ltd*	83,000	1,815,210
Pattern Energy Group Inc	135,000	3,665,250
SolarEdge Technologies Inc*	5,200	425,984
SunPower Corp*	138,000	1,727,760
Sunrun Inc*	140,000	2,146,200
TerraForm Power Inc	110,000	1,865,600
TPI Composites Inc*	69,000	1,217,160
Vestas Wind Systems A/S	122,500	3,001,250
Total Energy		19,919,186

Financial (6.82%)
Alexandria Real Estate Equities Inc	4,900	$734,216
Hannon Armstrong Sustainable Infrastructure Capital Inc	64,000	1,768,320
Horizon Technology Finance Corp	48,800	575,840
Liberty Property Trust	15,000	781,800
Total Financial		3,860,176

Industrial (9.19%)
ABB Ltd	41,600	791,232
Advanced Energy Industries Inc*	8,600	444,104
Garmin Ltd	8,000	652,560
Ichor Holdings Ltd*	30,000	637,800
Itron Inc*	6,200	430,590
Trex Co Inc*	7,000	598,710
Universal Display Corp	8,000	1,643,760
Total Industrial		5,198,756

Technology (16.80%)
Analog Devices Inc	7,700	845,691
Applied Materials Inc	48,500	2,328,970
Fortinet Inc*	6,500	514,670
International Business Machines Corp	13,000	1,761,890

See accompanying notes to financial statements.

Shelton Green Alpha Fund	Portfolio of Investments (Continued)	8/31/19

Security Description	Shares	Value (Note 1)
Microchip Technology Inc	3,000	$258,990
NVIDIA Corp	3,100	519,281
Omnicell Inc*	3,100	222,580
QUALCOMM Inc	6,800	528,836
Skyworks Solutions Inc	12,500	940,875
STMicroelectronics NV	46,500	823,050
Ultra Clean Holdings Inc*	32,500	388,050
Veeco Instruments Inc*	40,600	375,956
Total Technology		9,508,839

Utilities (2.28%)
Consolidated Water Co Ltd	88,000	1,290,080

Total Common Stock (Cost $44,973,351)		55,033,210

Total Investments (Cost $44,973,351)(a) (97.26%)		$55,033,210
Other Net Assets (2.74%)		1,534,092
Net Assets (100.00%)		$56,567,302

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $45,002,348.

At August 31, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$13,199,082
Unrealized depreciation	(3,168,220)
Net unrealized appreciation	$10,030,862

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2019

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Assets
Investments in securities
Cost of investments	$61,099,884	$18,623,049	$5,964,859	$39,094,862
Market value of investments (Note 1)	65,522,289	19,313,646	6,009,806	39,094,862
Cash	117,792	152,798	36,657	25,164
Cash held at broker	—	—	—	—
Interest receivable	609,086	65,521	10,024	—
Dividend receivable	—	—	—	—
Variation margin receivable	—	—	—	—
Receivable from investment advisor	—	—	3,241	—
Receivable for fund shares sold	993	3,359	2,785	19,723
Receivable for investment securities sold	—	—	—	—
Prepaid expenses	—	—	—	—
Total assets	$66,250,160	$19,535,324	$6,062,513	$39,139,749

Liabilities
Written options, at value	—	—	—	—
Variation margin payable	—	—	—	—
Payable to investment advisor	28,102	4,410	—	8,319
Payable for investment securities purchased	—	—	—	—
Payable for fund shares redeemed	24,391	156	733	21,953
Distributions payable	25,963	578	113	—
Accrued 12b-1 fees	—	758	208	363
Accrued shareholder service fees	—	795	178	362
Accrued administration fees	4,913	1,434	440	2,918
Accrued CCO fees	1,661	339	97	534
Accrued custody fees	1,181	356	91	707
Accrued fund accounting fees	4,109	2,227	1,772	3,063
Accrued printing fees	1,600	1,535	1,132	988
Accrued registration fees	141	88	39	39
Accrued state registration fees	138	405	121	364
Accrued transfer agent fees	2,807	1,388	434	1,696
Accrued trustee fees	625	634	560	562
Accrued expenses	10,182	6,721	5,713	8,956
Total liabilities	105,813	21,824	11,631	50,824

Net assets	$66,144,347	$19,513,500	$6,050,882	$39,088,925

Net assets at August 31, 2019 consist of
Paid-in capital	$61,656,113	$18,869,584	$6,008,984	$39,091,172
Distributable earnings/(loss)	4,488,234	643,916	41,898	(2,247)
Total net assets	$66,144,347	$19,513,500	$6,050,882	$39,088,925

Net assets
Direct Shares	$66,144,347	$17,263,109	$5,562,611	$37,478,562
K Shares		$2,250,391	$488,271	$1,610,363

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	5,643,054	1,633,865	545,674	37,487,563
K Shares (no par value, unlimited shares authorized)		212,468	48,703	1,608,813

Net asset value per share
Direct Shares	$11.72	$10.57	$10.19	$1.00
K Shares		$10.59	$10.03	$1.00

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2019 (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Assets
Investments in securities
Cost of investments	$71,249,209	$81,513,851	$55,457,370	$117,033,719
Market value of investments (Note 1)	191,084,735	110,037,178	66,115,275	151,373,554
Cash	9,199	79,943	241,239	70,221
Cash held at broker	—	—	—	1,660,658
Interest receivable	—	—	—	—
Dividend receivable	371,773	114,596	51,253	419,043
Variation margin receivable	—	1,170	—	—
Receivable from investment advisor	—	—	—	—
Receivable for fund shares sold	13,630	8,984	7,629	2,622
Receivable for investment securities sold	—	—	—	355,449
Prepaid expenses	—	—	—	—
Total assets	$191,479,337	$110,241,871	$66,415,396	$153,881,547

Liabilities
Written options, at value (proceeds $—, $—, $—, $2,076,679 respectively)	—	—	—	2,120,565
Variation margin payable	285	—	131	—
Payable to investment advisor	40,295	37,572	28,471	64,085
Payable for investment securities purchased	—	—	—	—
Payable for fund shares redeemed	40,020	29,842	27,761	32,380
Distributions payable	28	—	—	—
Accrued 12b-1 fees	1,622	870	1,495	806
Accrued shareholder service fees	2,525	838	1,649	1,024
Accrued administration fees	14,091	8,212	4,977	11,207
Accrued CCO fees	3,690	1,920	1,013	2,494
Accrued custody fees	2,096	1,720	1,959	2,227
Accrued fund accounting fees	6,810	5,054	4,158	5,828
Accrued printing fees	3,925	3,570	3,058	6,768
Accrued registration fees	174	287	282	205
Accrued state registration fees	125	994	1,057	643
Accrued transfer agent fees	4,534	3,839	2,963	14,734
Accrued trustee fees	554	629	556	579
Accrued expenses	24,148	15,750	15,967	19,093
Total liabilities	144,922	111,097	95,497	2,282,638

Net assets	$191,334,415	$110,130,774	$66,319,899	$151,598,909

Net assets at August 31, 2019 consist of
Paid-in capital	$65,898,699	$74,720,853	$51,773,075	$107,612,388
Distributable earnings/(loss)	125,435,716	35,409,921	14,546,824	43,986,521
Total net assets	$191,334,415	$110,130,774	$66,319,899	$151,598,909

Net assets
Direct Shares	$185,169,741	$107,053,821	$61,412,248	$148,997,467
K Shares	$6,164,674	$3,076,953	$4,907,651	$2,601,442

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	3,306,708	4,488,140	2,992,227	7,430,427
K Shares (no par value, unlimited shares authorized)	110,239	131,117	245,839	131,775

Net asset value per share
Direct Shares	$56.00	$23.85	$20.52	$20.05
K Shares	$55.92	$23.47	$19.96	$19.74

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2019 (Continued)

	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Assets
Investments in securities
Cost of investments	$367,730,502	$44,973,351
Market value of investments (Note 1)	632,263,103	55,033,210
Cash	17,555	1,714,979
Cash held at broker	—	—
Interest receivable	—	—
Dividend receivable	596,669	91,603
Variation margin receivable	—	—
Receivable from investment advisor	—	—
Receivable for fund shares sold	224,061	45,559
Receivable for investment securities sold	1,514,115	—
Prepaid expenses	—	—
Total assets	$634,615,503	$56,885,351

Liabilities
Written options, at value	—	—
Variation margin payable	1,001	—
Payable to investment advisor	105,474	47,560
Payable for investment securities purchased	1,519,375	215,222
Payable for fund shares redeemed	492,501	21,954
Distributions payable	677	—
Accrued 12b-1 fees	5,543	—
Accrued shareholder service fees	6,183	—
Accrued administration fees	46,761	4,160
Accrued CCO fees	8,403	946
Accrued custody fees	4,684	660
Accrued fund accounting fees	16,505	3,163
Accrued printing fees	28,695	5,454
Accrued registration fees	194	3,280
Accrued state registration fees	1,871	1,641
Accrued transfer agent fees	19,044	2,012
Accrued trustee fees	805	801
Accrued expenses	81,865	11,196
Total liabilities	2,339,581	318,049

Net assets	$632,275,922	$56,567,302

Net assets at August 31, 2019 consist of
Paid-in capital	$359,269,001	$46,708,590
Distributable earnings/(loss)	273,006,921	9,858,712
Total net assets	$632,275,922	$56,567,302

Net assets
Direct Shares	$607,521,330	$56,567,302
K Shares	$24,754,592

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	32,344,916	3,067,609
K Shares (no par value, unlimited shares authorized)	1,357,984

Net asset value per share
Direct Shares	$18.78	$18.44
K Shares	$18.23

See accompanying notes to financial statements.

Statements of Operations August 31, 2019

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Investment income
Interest income	$1,827,441	$421,254	$124,381	$1,118,575
Dividend income	—	—	—	—
Total	1,827,441	421,254	124,381	1,118,575

Expenses
Management fees (Note 2)	328,183	94,498	31,545	245,569
Administration fees (Note 2)	57,732	16,527	5,502	43,096
Transfer agent fees	16,729	10,491	2,992	9,801
Accounting services	38,177	22,493	18,156	28,077
Custodian fees	5,280	2,163	799	4,931
Broker Fees	—	—	—	—
Legal and audit fees	23,355	13,358	10,224	18,068
CCO fees (Note 2)	15,668	3,937	1,333	9,211
Trustees fees	6,027	6,035	5,961	5,963
Insurance	4,869	1,581	456	3,876
Printing	9,147	8,669	7,088	5,808
Registration and dues	2,949	7,954	2,556	3,681
12b-1 fees Class K (Note 2)	—	8,034	2,692	4,746
Shareholder service fees Class K (Note 2)	—	8,034	2,675	4,746
Licensing fee	—	—	—	—
Total expenses	508,116	203,774	91,979	387,573
Less class specific expenses waived	—	—	—	—
Less reimbursement from manager (Note 2)	—	(43,929)	(48,141)	(108,593)
Net expenses	508,116	159,845	43,838	278,980
Net investment income	1,319,325	261,409	80,543	839,595

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	86,434	(46,105)	(996)	50
Net realized gain/(loss) from futures contracts	—	—	—	—
Net realized gain/(loss) from written options contracts	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	2,469,368	1,131,813	92,380	—
Change in unrealized appreciation/(depreciation) of futures	—	—	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—
Net realized and unrealized gain/(loss) on investments	2,555,802	1,085,708	91,384	50
Net increase/(decrease) in net assets resulting from operations	$3,875,127	$1,347,117	$171,927	$839,645

See accompanying notes to financial statements.

Statements of Operations August 31, 2019 (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Investment income
Interest income	$6,905	$7,087	$9,061	$135,813
Dividend income (net of foreign tax withheld: $7,598, $608, $374 and $30,731 respectively)	3,726,736	1,849,235	1,103,004	3,951,425
Total	3,733,641	1,856,322	1,112,065	4,087,238

Expenses
Management fees (Note 2)	463,120	458,149	366,836	788,495
Administration fees (Note 2)	162,333	100,135	64,104	137,846
Transfer agent fees	26,724	19,510	18,306	136,075
Accounting services	69,690	51,371	48,248	54,974
Custodian fees	16,568	12,483	8,342	14,086
Broker Fees	—	—	—	120
Legal and audit fees	48,122	32,879	24,196	41,334
CCO fees (Note 2)	40,406	23,230	15,440	30,940
Trustees fees	5,955	6,031	5,958	5,981
Insurance	13,679	9,307	6,553	13,113
Printing	19,103	16,409	13,369	37,711
Registration and dues	14,810	11,893	7,373	37,419
12b-1 fees Class K (Note 2)	20,326	11,717	18,542	11,039
Shareholder service fees Class K (Note 2)	20,258	11,717	18,542	11,039
Licensing fee	42,203	26,252	15,866	—
Total expenses	963,297	791,083	631,675	1,320,172
Less class specific expenses waived	—	—	—	—
Less reimbursement from manager (Note 2)	—	—	—	—
Net expenses	963,297	791,083	631,675	1,320,172
Net investment income	2,770,344	1,065,239	480,390	2,767,066

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	5,390,498	8,714,563	4,497,013	12,516,989
Net realized gain/(loss) from futures contracts	73,975	(27,539)	(226,099)	—
Net realized gain/(loss) from written options contracts	—	—	—	2,544,749
Change in unrealized appreciation/(depreciation) of investments	(3,830,884)	(19,229,730)	(18,908,932)	(18,519,706)
Change in unrealized appreciation/(depreciation) of futures	(9,272)	(16,069)	(42,815)	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	(37,166)
Net realized and unrealized gain/(loss) on investments	1,624,317	(10,558,775)	(14,680,833)	(3,495,134)
Net increase/(decrease) in net assets resulting from operations	$4,394,661	$(9,493,536)	$(14,200,443)	$(728,068)

See accompanying notes to financial statements.

Statements of Operations August 31, 2019 (Continued)

	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Investment income
Interest income	$104,178	$—
Dividend income (net of foreign tax withheld: $5,757 and $34,373 respectively)	6,956,247	726,087
Total	7,060,425	726,087

Expenses
Management fees (Note 2)	3,070,634	485,219
Administration fees (Note 2)	538,283	42,413
Transfer agent fees	153,237	12,218
Accounting services	155,136	28,836
Custodian fees	47,466	4,587
Broker Fees	—	—
Legal and audit fees	155,253	19,923
CCO fees (Note 2)	117,102	9,263
Trustees fees	6,207	6,203
Insurance	46,734	4,192
Printing	108,286	17,709
Registration and dues	43,375	21,479
12b-1 fees Class K (Note 2)	64,223	—
Shareholder service fees Class K (Note 2)	64,384	—
Licensing fee	132,584	—
Total expenses	4,702,904	652,042
Less class specific expenses waived	—	—
Less reimbursement from manager (Note 2)	(1,448,548)	—
Net expenses	3,254,356	652,042
Net investment income	3,806,069	74,045

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	18,230,973	229,266
Net realized gain/(loss) from futures contracts	(1,336,043)	—
Net realized gain/(loss) from written options contracts	—	—
Change in unrealized appreciation/(depreciation) of investments	(14,036,710)	3,860,410
Change in unrealized appreciation/(depreciation) of futures	(502,329)	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	—
Net realized and unrealized gain/(loss) on investments	2,355,891	4,089,676
Net increase/(decrease) in net assets resulting from operations	$6,161,960	$4,163,721

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Green California Tax-Free Income Fund
	Year Ended August 31, 2019	Year Ended August 31, 2018
Operations
Net investment income/(loss)	$1,319,325	$1,440,673
Net realized gain/(loss) on investments and foreign currency	86,434	98,984
Net realized gain/(loss) on futures contracts	—	—
Net realized gain/(loss) on written option contracts	—	—
Change in unrealized appreciation/(depreciation) of investments	2,469,368	(2,120,294)
Change in unrealized appreciation/(depreciation) of written options contracts	—	—
Change in unrealized appreciation/(depreciation) of futures contracts	—	—
Net increase/(decrease) in net assets resulting from operations	3,875,127	(580,637)

Distributions to shareholders
Distributions(a)
Direct shares	(1,432,047)	—
K shares	—	—
Distributions from net investment income
Direct shares	—	(1,471,475)
K shares	—	—
Distributions from realized capital gains on investments
Direct shares	—	(234,947)
K shares	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(4,551,692)	(4,769,961)
Total increase/(decrease)	(2,108,612)	(7,057,020)

Net assets
Beginning of year	$68,252,959	$75,309,979
End of year	$66,144,347	$68,252,959

(a)	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	U.S. Government Securities Fund		Short-Term U.S. Government Bond Fund		The United States Treasury Trust
	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018
Operations
Net investment income/(loss)	$261,409	$275,977	$80,543	$38,967	$839,595	$525,502
Net realized gain/(loss) on investments and foreign currency	(46,105)	50,784	(996)	(1,308)	50	(1)
Net realized gain/(loss) on futures contracts	—	—	—	—	—	—
Net realized gain/(loss) on written option contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	1,131,813	(763,008)	92,380	(47,606)	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of futures contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	1,347,117	(436,247)	171,927	(9,947)	839,645	525,501

Distributions to shareholders
Distributions(a)
Direct shares	(232,769)	—	(71,224)	—	(821,966)	—
K shares	(31,691)	—	(9,206)	—	(23,550)	—
Distributions from net investment income
Direct shares	—	(247,995)	—	(35,380)	—	(511,891)
K shares	—	(34,940)	—	(3,512)	—	(12,864)
Distributions from realized capital gains on investments
Direct shares	—	—	—	—	—	—
K shares	—	—	—	—	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(928,466)	(1,936,468)	(443,046)	1,127,333	(15,841,034)	(4,336,408)
Total increase/(decrease)	154,191	(2,655,650)	(351,549)	1,078,494	(15,846,905)	(4,335,662)

Net assets
Beginning of year	$19,359,309	$22,014,959	$6,402,431	$5,323,937	$54,935,830	$59,271,492
End of year	$19,513,500	$19,359,309	$6,050,882	$6,402,431	$39,088,925	$54,935,830

(a)	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018
Operations
Net investment income/(loss)	$2,770,344	$2,775,317	$1,065,239	$1,136,376	$480,390	$372,943
Net realized gain/(loss) on investments and foreign currency	5,390,498	1,080,430	8,714,563	10,569,898	4,497,013	4,990,033
Net realized gain/(loss) on futures contracts	73,975	15,399	(27,539)	78,996	(226,099)	125,810
Net realized gain/(loss) on written option contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(3,830,884)	27,825,235	(19,229,730)	10,333,330	(18,908,932)	14,383,763
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of futures contracts	(9,272)	11,995	(16,069)	18,540	(42,815)	36,710
Net increase/(decrease) in net assets resulting from operations	4,394,661	31,708,376	(9,493,536)	22,137,140	(14,200,443)	19,909,259

Distributions to shareholders
Distributions(a)
Direct shares	(4,238,275)	—	(12,498,880)	—	(5,333,531)	—
K shares	(170,153)	—	(602,076)	—	(650,066)	—
Distributions from net investment income
Direct shares	—	(2,509,509)	—	(964,222)	—	(329,299)
K shares	—	(100,982)	—	(24,370)	—	(10,369)
Distributions from realized capital gains on investments
Direct shares	—	(2,439,715)	—	(7,026,422)	—	(5,770,141)
K shares	—	(131,049)	—	(362,108)	—	(847,867)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(932,499)	2,225,805	1,818,458	(1,444,057)	(2,248,373)	11,559,832
Total increase/(decrease)	(946,266)	28,752,926	(20,776,034)	12,315,961	(22,432,413)	24,511,415

Net assets
Beginning of year	$192,280,681	$163,527,755	$130,906,808	$118,590,847	$88,752,312	$64,240,897
End of year	$191,334,415	$192,280,681	$110,130,774	$130,906,808	$66,319,899	$88,752,312

(a)	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Core Value Fund		Nasdaq-100 Index Fund		Shelton Green Alpha Fund
	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018
Operations
Net investment income/(loss)	$2,767,066	$2,806,914	$3,806,069	3,132,933	$74,045	$138,285
Net realized gain/(loss) on investments and foreign currency	12,516,989	20,547,811	18,230,973	(1,391,150)	229,266	225,352
Net realized gain/(loss) on futures contracts	—	—	(1,336,043)	2,333,214	—	—
Net realized gain/(loss) on written option contracts	2,544,749	1,568,983	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(18,519,706)	(5,065,257)	(14,036,710)	122,342,691	3,860,410	375,773
Change in unrealized appreciation/(depreciation) of written options contracts	(37,166)	36,246	—	—	—	—
Change in unrealized appreciation/(depreciation) of futures contracts	—	—	(502,329)	226,915	—	—
Net increase/(decrease) in net assets resulting from operations	(728,068)	19,894,697	6,161,960	126,644,603	4,163,721	739,410

Distributions to shareholders
Distributions(a)
Direct shares	(28,993,868)	—	(11,771,774)	—	(701,393)	—
K shares	(943,290)	—	(431,446)	—	—	—
Distributions from net investment income
Direct shares	—	(2,706,462)	—	(2,998,938)	—	(123,102)
K shares	—	(63,142)	—	(43,752)	—	—
Distributions from realized capital gains on investments
Direct shares	—	(19,604,495)	—	(4,963,602)	—	(1,115,328)
K shares	—	(607,991)	—	(257,353)	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	874,834	2,178,723	(21,100,264)	58,588,483	3,739,230	9,608,699
Total increase/(decrease)	(29,790,392)	(908,670)	(27,141,524)	176,969,441	7,201,558	9,109,679

Net assets
Beginning of year	$181,389,301	$182,297,971	$659,417,446	$482,448,005	$49,365,744	$40,256,065
End of year	$151,598,909	$181,389,301	$632,275,922	$659,417,446	$56,567,302	$49,365,744

(a)	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Green California Tax-Free Income Fund	Direct Shares
	Year Ended August 31, 2019		Year Ended August 31, 2018
	Shares	Value	Shares	Value
Shares sold	237,620	$2,723,601	192,489	$2,198,940
Shares issued in reinvestment of distributions	93,572	1,065,456	114,416	1,299,956
Shares repurchased	(735,462)	(8,340,749)	(725,578)	(8,268,857)
Net increase/(decrease)	(404,270)	$(4,551,692)	(418,673)	$(4,769,961)

U.S. Government Securities Fund	Direct Shares				K Shares
	Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2019		Year Ended August 31, 2018
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	601,122	$6,107,337	410,925	$4,134,669	64,599	$656,760	64,564	$649,806
Shares issued in reinvestment of distributions	22,226	225,880	23,995	241,135	3,120	31,691	3,468	34,940
Shares repurchased	(559,497)	(5,656,952)	(639,618)	(6,428,304)	(224,029)	(2,293,182)	(56,637)	(568,714)
Net increase/(decrease)	63,851	$676,265	(204,698)	$(2,052,500)	(156,310)	$(1,604,731)	11,395	$116,032

Short-Term U.S. Government Bond Fund	Direct Shares				K Shares
	Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2019		Year Ended August 31, 2018
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	122,280	$1,238,655	168,773	$1,694,764	39,631	$393,377	37,617	$372,176
Shares issued in reinvestment of distributions	6,921	69,971	3,453	34,707	927	9,206	355	3,512
Shares repurchased	(94,369)	(954,017)	(71,877)	(722,778)	(120,461)	(1,200,238)	(25,768)	(255,048)
Net increase/(decrease)	34,832	$354,609	100,349	$1,006,693	(79,903)	$(797,655)	12,204	$120,640

The United States Treasury Trust	Direct Shares		K Shares
	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2019	Year Ended August 31, 2018
	Shares/ Value	Shares/ Value	Shares/ Value	Shares/ Value
Shares sold	$25,745,448	$29,856,493	$982,597	$1,133,945
Shares issued in reinvestment of distributions	801,707	519,278	23,254	13,556
Shares repurchased	(42,134,404)	(34,454,055)	(1,259,636)	(1,405,625)
Net increase/(decrease)	$(15,587,249)	$(4,078,284)	$(253,785)	$(258,124)

S&P 500 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2019		Year Ended August 31, 2018
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	356,454	$19,167,111	316,665	$16,512,221	23,091	$1,257,421	34,811	$1,828,998
Shares issued in reinvestment of distributions	67,613	3,599,149	85,490	4,352,782	3,197	169,649	4,554	231,422
Shares repurchased	(372,022)	(20,091,314)	(359,933)	(18,693,030)	(93,296)	(5,034,515)	(38,443)	(2,006,588)
Net increase/(decrease)	52,045	$2,674,946	42,222	$2,171,973	(67,008)	$(3,607,445)	922	$53,832

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

S&P MidCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2019		Year Ended August 31, 2018
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	409,193	$9,953,415	381,155	$10,344,473	21,817	$525,113	36,800	$976,786
Shares issued in reinvestment of distributions	493,942	11,747,146	280,625	7,493,527	25,701	601,722	14,653	385,802
Shares repurchased	(750,908)	(17,836,215)	(720,298)	(19,367,998)	(134,174)	(3,172,723)	(47,611)	(1,276,647)
Net increase/(decrease)	152,227	$3,864,346	(58,518)	$(1,529,998)	(86,656)	$(2,045,888)	3,842	$85,941

S&P SmallCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2019		Year Ended August 31, 2018
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	654,930	$13,948,340	742,607	$17,856,841	36,453	$769,788	45,402	$1,051,669
Shares issued in reinvestment of distributions	235,831	5,059,555	259,328	5,899,905	31,086	650,066	38,713	858,236
Shares repurchased	(884,193)	(18,493,861)	(527,057)	(12,344,987)	(203,938)	(4,182,261)	(75,529)	(1,761,832)
Net increase/(decrease)	6,568	$514,034	474,878	$11,411,759	(136,399)	$(2,762,407)	8,586	$148,073

Shelton Core Value Fund	Direct Shares				K Shares
	Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2019		Year Ended August 31, 2018
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	357,396	$7,195,445	215,616	$5,281,601	31,189	$620,455	23,399	$562,845
Shares issued in reinvestment of distributions	1,450,637	28,384,919	913,658	21,786,702	48,954	943,290	28,485	671,133
Shares repurchased	(1,552,776)	(32,919,389)	(1,030,515)	(24,996,066)	(170,089)	(3,349,886)	(47,086)	(1,127,492)
Net increase/(decrease)	255,257	$2,660,975	98,759	$2,072,237	(89,946)	$(1,786,141)	4,798	$106,486

Nasdaq-100 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2019		Year Ended August 31, 2018
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	8,949,721	$158,244,982	11,879,873	$200,200,836	287,727	$4,983,122	508,751	$8,345,968
Shares issued in reinvestment of distributions	667,343	11,299,360	472,251	7,596,615	26,073	431,440	19,452	301,104
Shares repurchased	(10,743,437)	(187,194,833)	(9,057,208)	(149,920,159)	(516,329)	(8,864,336)	(480,106)	(7,935,881)
Net increase/(decrease)	(1,126,373)	$(17,650,491)	3,294,916	$57,877,292	(202,529)	$(3,449,774)	48,097	$711,191

Shelton Green Alpha Fund	Direct Shares
	Year Ended August 31, 2019		Year Ended August 31, 2018
	Shares	Value	Shares	Value
Shares sold	853,374	$14,711,335	983,082	$17,109,553
Shares issued in reinvestment of distributions	43,026	683,796	68,362	1,209,178
Shares repurchased	(698,967)	(11,655,901)	(504,940)	(8,710,032)
Net increase/(decrease)	197,433	$3,739,230	546,504	$9,608,699

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year)

Green California Tax-Free Income Fund Direct Shares	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$11.29	$11.65	$11.93	$11.69	$11.81
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.23	0.23	0.25	0.29	0.28
Net gain/(loss) on securities (both realized and unrealized)	0.45	(0.31)	(0.20)	0.24	(0.07)
Total from investment operations	0.68	(0.08)	0.05	0.53	0.21
LESS DISTRIBUTIONS
Dividends from net investment income	(0.23)	(0.24)	(0.27)	(0.29)	(0.28)
Distributions from capital gains	(0.02)	(0.04)	(0.06)	—	(0.05)
Total distributions	(0.25)	(0.28)	(0.33)	(0.29)	(0.33)
Net asset value, end of year or period	$11.72	$11.29	$11.65	$11.93	$11.69

Total return	6.10%	(0.74)%	0.43%	4.60%	1.78%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$66,144	$68,253	$75,310	$84,422	$89,213
Ratio of expenses to average net assets	0.77%	0.76%	0.69%	0.69%	0.71%
Ratio of net investment income/(loss) to average net assets	2.01%	2.02%	2.20%	2.47%	2.41%
Portfolio turnover	4%	12%	7%	19%	12%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

U.S. Government Securities Fund Direct Shares	Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$9.98		$10.32		$10.61	$10.42	$10.40
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.15		0.14		0.14	0.14	0.14
Net gain/(loss) on securities (both realized and unrealized)	0.59		(0.33)		(0.26)	0.20	0.02
Total from investment operations	0.74		(0.19)		(0.12)	0.34	0.16
LESS DISTRIBUTIONS
Dividends from net investment income	(0.15)		(0.15)		(0.17)	(0.15)	(0.14)
Total distributions	(0.15)		(0.15)		(0.17)	(0.15)	(0.14)
Net asset value, end of year or period	$10.57		$9.98		$10.32	$10.61	$10.42

Total return	7.48%		(1.88)%		(1.14)%	3.25%	1.58%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$17,263		$15,668		$18,316	$19,754	$19,855
Ratio of expenses to average net assets:
Before expense reimbursements	0.99%		0.89%		0.81%	0.82%	0.83%
After expense reimbursements	0.76	%(b)	0.75	%(b)	0.74%	0.74%	0.74%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.24%		1.29%		1.27%	1.25%	1.29%
After expense reimbursements	1.47%		1.42%		1.34%	1.33%	1.38%
Portfolio turnover	8%		13%		10%	18%	18%

K Shares	Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$10.01		$10.35		$10.64	$10.43	$10.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.10		0.09		0.09	0.09	0.09
Net gain/(loss) on securities (both realized and unrealized)	0.58		(0.33)		(0.27)	0.20	0.03
Total from investment operations	0.68		(0.24)		(0.18)	0.29	0.12
LESS DISTRIBUTIONS
Dividends from net investment income	(0.10)		(0.10)		(0.11)	(0.08)	(0.10)
Total distributions	(0.10)		(0.10)		(0.11)	(0.08)	(0.10)
Net asset value, end of year or period	$10.59		$10.01		$10.35	$10.64	$10.43

Total return	6.87%		(2.37)%		(1.67)%	2.77%	1.13%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$2,250		$3,691		$3,699	$4,712	$5,349
Ratio of expenses to average net assets:
Before expense reimbursements	1.49%		1.39%		1.31%	1.32%	1.33%
After expense reimbursements	1.26	%(b)	1.25	%(b)	1.24%	1.24%	1.24%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.73%		0.78%		0.77%	0.75%	0.77%
After expense reimbursements	0.97%		0.92%		0.84%	0.84%	0.88%
Portfolio turnover	8%		13%		10%	18%	18%

(a)	Calculated based upon average shares outstanding.
(b)	CCO Fees are not included in the expense limitation.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Short-Term U.S. Government Bond Fund Direct Shares	Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$10.04		$10.14		$10.18	$10.16	$10.17
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.14		0.08		0.05	0.02	—
Net gain/(loss) on securities (both realized and unrealized)	0.15		(0.10)		(0.05)	0.02	(0.01)
Total from investment operations	0.29		(0.02)		—	0.04	(0.01)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.14)		(0.08)		(0.04)	(0.02)	—
Distributions from capital gains	—		—		—	—	— (b)
Total distributions	(0.14)		(0.08)		(0.04)	(0.02)	—
Net asset value, end of year or period	$10.19		$10.04		$10.14	$10.18	$10.16

Total return	2.88%		(0.21)%		0.09%	0.38%	(0.07)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$5,563		$5,131		$4,162	$4,148	$5,223
Ratio of expenses to average net assets:
Before expense reimbursements	1.38%		1.10%		0.97%	0.95%	0.97%
After expense reimbursements	0.61	%(c)	0.60	%(c)	0.59%	0.59%	0.59%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.60%		0.15%		0.08%	(0.12)%	(0.36)%
After expense reimbursements	1.37%		0.81%		0.46%	0.24%	0.02%
Portfolio turnover	30%		28%		27%	47%	33%

K Shares	Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$9.88		$9.98		$10.02	$10.03	$10.10
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.08		0.03		(0.01)	(0.03)	(0.05)
Net gain/(loss) on securities (both realized and unrealized)	0.16		(0.10)		(0.03)	0.02	(0.02)
Total from investment operations	0.24		(0.07)		(0.04)	(0.01)	(0.07)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.09)		(0.03)		—	—	—
Distributions from capital gains	—		—		— (b)	—	— (b)
Total distributions	(0.09)		(0.03)		—	—	—
Net asset value, end of year or period	$10.03		$9.88		$9.98	$10.02	$10.03

Total return	2.45%		(0.72)%		(0.35)%	(0.10)%	(0.66)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$488		$1,271		$1,162	$1,330	$1,503
Ratio of expenses to average net assets:
Before expense reimbursements	1.85%		1.76%		1.47%	1.45%	1.47%
After expense reimbursements	1.11	%(c)	1.10	%(c)	1.09%	1.09%	1.09%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.11%		(0.36)%		(0.44)%	(0.61)%	(0.86)%
After expense reimbursements	0.85%		0.29%		(0.06)%	(0.26)%	(0.48)%
Portfolio turnover	30%		28%		27%	47%	33%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.
(c)	CCO Fees are not included in the expense limitation.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

The United States Treasury Trust Direct Shares	Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.02		0.01		—		—	—
Net gain/(loss) on securities (both realized and unrealized)	—		—	(b)	—		—	—
Total from investment operations	0.02		0.01		—		—	—
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)		(0.01)		—	(b)	—	—
Distributions from capital gains	—		—		—		—	—
Total distributions	(0.02)		(0.01)		—		—	—
Net asset value, end of year or period	$1.00		$1.00		$1.00		$1.00	$1.00

Total return	1.75%		0.98%		0.03%		0.00%	0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$37,479		$53,079		$57,149		$72,482	$86,224
Ratio of expenses to average net assets:
Before expense reimbursements	0.77%		0.77%		0.71%		0.71%	0.70%
After expense reimbursements	0.55	%(c)	0.46	%(d)	0.52	%(d)	0.22%	0.03	%(d)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.51%		0.65%		(0.16)%		(0.49)%	(0.67)%
After expense reimbursements	1.73%		0.96	%(d)	0.03	%(d)	0.00%	0.00	%(d)

K Shares(e)	Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01		0.01		—		—	—
Net gain/(loss) on securities (both realized and unrealized)	—		—	(b)	—		—	—
Total from investment operations	0.01		0.01		—		—	—
LESS DISTRIBUTIONS
Dividends from net investment income	(0.01)		(0.01)		—	(b)	—	—
Distributions from capital gains	—		—		—		—	—
Total distributions	(0.01)		(0.01)		—		—	—
Net asset value, end of year or period	$1.00		$1.00		$1.00		$1.00	$1.00

Total return	1.25%		0.65%		0.03%		0.00%	0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,610		$1,864		$2,122		$2,470	$2,651
Ratio of expenses to average net assets:
Before expense reimbursements	1.27%		1.27%		1.21%		0.71%	0.70%
After expense reimbursements	1.05	%(c)	0.78	%(d)	0.52	%(d)	0.22%	0.03	%(d)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.01%		0.16%		(0.13)%		(0.49)%	(0.67)%
After expense reimbursements	1.23%		0.65	%(d)	0.03	%(d)	0.00%	0.00	%(d)

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.
(c)	CCO Fees are not included in the expense limitation.
(d)	Includes negative yield waiver adjustment.
(e)	K Shares are not accruing 12B-1 or shareholder servicing fees

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

S&P 500 Index Fund Direct Shares	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$56.03	$48.26	$42.86	$39.88	$40.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.82	0.82	0.78	0.76	0.72
Net gain/(loss) on securities (both realized and unrealized)	0.44	8.48	5.89	3.99	(0.58)
Total from investment operations	1.26	9.30	6.67	4.75	0.14
LESS DISTRIBUTIONS
Dividends from net investment income	(0.88)	(0.77)	(0.83)	(0.78)	(0.70)
Distributions from capital gains	(0.41)	(0.76)	(0.44)	(0.99)	(0.17)
Total distributions	(1.29)	(1.53)	(1.27)	(1.77)	(0.87)
Net asset value, end of year or period	$56.00	$56.03	$48.26	$42.86	$39.88

Total return	2.40%	19.64%	15.89%	12.21%	0.29%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$185,170	$182,362	$155,022	$135,346	$123,138
Ratio of expenses to average net assets:
Before expense reimbursements	0.50%	0.50%	0.46%	0.47%	0.47%
After expense reimbursements	0.50%	0.45%	0.36%	0.36%	0.36%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.52%	1.53%	1.63%	1.77%	1.63%
After expense reimbursements	1.52%	1.58%	1.73%	1.88%	1.74%
Portfolio turnover	3%	3%	5%	1%	3%

K Shares	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$55.96	$48.24	$42.88	$39.87	$40.50
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.54	0.56	0.55	0.56	0.51
Net gain/(loss) on securities (both realized and unrealized)	0.45	8.48	5.89	3.99	(0.57)
Total from investment operations	0.99	9.04	6.44	4.55	(0.06)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.62)	(0.56)	(0.64)	(0.55)	(0.40)
Distributions from capital gains	(0.41)	(0.76)	(0.44)	(0.99)	(0.17)
Total distributions	(1.03)	(1.32)	(1.08)	(1.54)	(0.57)
Net asset value, end of year or period	$55.92	$55.96	$48.24	$42.88	$39.87

Total return	1.88%	19.05%	15.31%	11.65%	(0.19)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$6,165	$9,919	$8,506	$7,981	$8,063
Ratio of expenses to average net assets:
Before expense reimbursements	0.99%	1.00%	0.96%	0.97%	0.97%
After expense reimbursements	0.99%	0.95%	0.86%	0.86%	0.86%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.02%	1.03%	1.13%	1.26%	1.13%
After expense reimbursements	1.02%	1.08%	1.23%	1.37%	1.24%
Portfolio turnover	3%	3%	5%	1%	3%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

S&P Midcap Index Fund Direct Shares	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$28.77	$25.75	$26.69	$28.41	$30.95
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.23	0.25	0.23	0.26	0.25
Net gain/(loss) on securities (both realized and unrealized)	(2.23)	4.61	2.95	2.73	(0.36)
Total from investment operations	(2.00)	4.86	3.18	2.99	(0.11)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.24)	(0.22)	(0.21)	(0.24)	(0.28)
Distributions from capital gains	(2.68)	(1.62)	(3.91)	(4.47)	(2.15)
Total distributions	(2.92)	(1.84)	(4.12)	(4.71)	(2.43)
Net asset value, end of year or period	$23.85	$28.77	$25.75	$26.69	$28.41

Total return	(6.85)%	19.48%	13.01%	11.86%	(0.45)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$107,054	$124,728	$113,149	$136,371	$140,361
Ratio of expenses to average net assets:
Before expense reimbursements	0.67%	0.66%	0.62%	0.62%	0.62%
After expense reimbursements	0.67%	0.63%	0.58%	0.58%	0.58%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.95%	0.89%	0.85%	0.98%	0.81%
After expense reimbursements	0.95%	0.92%	0.89%	1.02%	0.85%
Portfolio turnover	13%	12%	34%	11%	15%

K Shares	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$28.37	$25.44	$26.43	$28.18	$30.69
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.11	0.11	0.10	0.13	0.10
Net gain/(loss) on securities (both realized and unrealized)	(2.19)	4.55	2.92	2.71	(0.35)
Total from investment operations	(2.08)	4.66	3.02	2.84	(0.25)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.14)	(0.11)	(0.10)	(0.12)	(0.11)
Distributions from capital gains	(2.68)	(1.62)	(3.91)	(4.47)	(2.15)
Total distributions	(2.82)	(1.73)	(4.01)	(4.59)	(2.26)
Net asset value, end of year or period	$23.47	$28.37	$25.44	$26.43	$28.18

Total return	(7.27)%	18.86%	12.45%	11.31%	(0.93)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$3,077	$6,179	$5,442	$5,086	$5,244
Ratio of expenses to average net assets:
Before expense reimbursements	1.17%	1.16%	1.12%	1.12%	1.12%
After expense reimbursements	1.17%	1.13%	1.08%	1.08%	1.08%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.45%	0.39%	0.35%	0.48%	0.31%
After expense reimbursements	0.45%	0.42%	0.39%	0.51%	0.35%
Portfolio turnover	13%	12%	34%	11%	15%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

S&P Smallcap Index Fund Direct Shares	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$26.43	$22.33	$20.87	$20.60	$21.55
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.15	0.13	0.13	0.12	0.14
Net gain/(loss) on securities (both realized and unrealized)	(4.27)	6.38	2.36	2.29	0.58
Total from investment operations	(4.12)	6.51	2.49	2.41	0.72
LESS DISTRIBUTIONS
Dividends from net investment income	(0.15)	(0.12)	(0.12)	(0.14)	(0.13)
Distributions from capital gains	(1.64)	(2.29)	(0.91)	(2.00)	(1.54)
Total distributions	(1.79)	(2.41)	(1.03)	(2.14)	(1.67)
Net asset value, end of year or period	$20.52	$26.43	$22.33	$20.87	$20.60

Total return	(15.82)%	30.95%	12.12%	12.48%	3.50%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$61,412	$78,902	$56,076	$47,351	$40,823
Ratio of expenses to average net assets:
Before expense reimbursements	0.81%	0.80%	0.78%	0.77%	0.78%
After expense reimbursements	0.81%	0.77%	0.74%	0.74%	0.74%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.70%	0.53%	0.56%	0.56%	0.62%
After expense reimbursements	0.70%	0.56%	0.60%	0.60%	0.66%
Portfolio turnover	14%	18%	31%	12%	12%

K Shares	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$25.77	$21.85	$20.47	$20.24	$21.18
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.05	0.01	0.02	0.02	0.03
Net gain/(loss) on securities (both realized and unrealized)	(4.16)	6.23	2.31	2.25	0.59
Total from investment operations	(4.11)	6.24	2.33	2.27	0.62
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)	(0.03)	(0.04)	(0.04)	(0.02)
Distributions from capital gains	(1.64)	(2.29)	(0.91)	(2.00)	(1.54)
Total distributions	(1.70)	(2.32)	(0.95)	(2.04)	(1.56)
Net asset value, end of year or period	$19.96	$25.77	$21.85	$20.47	$20.24

Total return	(16.22)%	30.26%	11.59%	11.89%	3.03%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$4,908	$9,851	$8,165	$9,279	$9,821
Ratio of expenses to average net assets:
Before expense reimbursements	1.31%	1.31%	1.28%	1.28%	1.28%
After expense reimbursements	1.31%	1.27%	1.24%	1.24%	1.24%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.21%	0.03%	0.06%	0.06%	0.12%
After expense reimbursements	0.21%	0.06%	0.10%	0.10%	0.16%
Portfolio turnover	14%	18%	31%	12%	12%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton Core Value Fund Direct Shares	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$24.53	$25.00	$26.82	$25.26	$25.98
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.36	0.37	0.43	0.48	0.48
Net gain/(loss) on securities (both realized and unrealized)	(0.51)	2.33	1.81	1.94	(0.74)
Total from investment operations	(0.15)	2.70	2.24	2.42	(0.26)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.68)	(0.38)	(0.59)	(0.50)	(0.46)
Distributions from capital gains	(3.65)	(2.79)	(3.47)	(0.36)	—
Total distributions	(4.33)	(3.17)	(4.06)	(0.86)	(0.46)
Net asset value, end of year or period	$20.05	$24.53	$25.00	$26.82	$25.26

Total return	0.41%	11.32%	9.10%	9.83%	(1.07)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$148,997	$176,019	$176,929	$175,317	$180,408
Ratio of expenses to average net assets	0.82%	0.78%	0.75%	0.78%	0.76%
Ratio of net investment income/(loss) to average net assets	1.77%	1.52%	1.71%	1.90%	1.80%
Portfolio turnover	21%	35%	9%	20%	3%

K Shares	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$24.22	$24.75	$26.61	$25.09	$25.76
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.26	0.25	0.30	0.35	0.34
Net gain/(loss) on securities (both realized and unrealized)	(0.50)	2.29	1.79	1.93	(0.73)
Total from investment operations	(0.24)	2.54	2.09	2.28	(0.39)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.59)	(0.28)	(0.48)	(0.40)	(0.28)
Distributions from capital gains	(3.65)	(2.79)	(3.47)	(0.36)	—
Total distributions	(4.24)	(3.07)	(3.95)	(0.76)	(0.28)
Net asset value, end of year or period	$19.74	$24.22	$24.75	$26.61	$25.09

Total return	(0.08)%	10.75%	8.57%	9.30%	(1.56)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$2,601	$5,370	$5,369	$5,897	$5,789
Ratio of expenses to average net assets	1.32%	1.28%	1.25%	1.28%	1.26%
Ratio of net investment income/(loss) to average net assets	1.27%	1.02%	1.22%	1.40%	1.30%
Portfolio turnover	21%	35%	9%	20%	3%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Nasdaq-100 Index Fund Direct Shares	Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$18.85		$15.24		$12.25	$11.00	$10.47
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.11		0.10		0.10	0.09	0.11
Net gain/(loss) on securities (both realized and unrealized)	0.18		3.78		2.98	1.27	0.49
Total from investment operations	0.29		3.88		3.08	1.36	0.60
LESS DISTRIBUTIONS
Dividends from net investment income	(0.12)		(0.10)		(0.09)	(0.11)	(0.07)
Distributions from capital gains	(0.24)		(0.17)		—	—	—
Total distributions	(0.36)		(0.27)		(0.09)	(0.11)	(0.07)
Net asset value, end of year or period	$18.78		$18.85		$15.24	$12.25	$11.00

Total return	1.72%		25.73%		25.29%	12.46%	5.78%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$607,521		$630,845		$460,021	$298,123	$231,322
Ratio of expenses to average net assets:
Before expense reimbursements	0.74%		0.74%		0.70%	0.74%	0.75%
After expense reimbursements	0.50	%(b)	0.51	%(b)	0.49%	0.49%	0.49%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.40%		0.36%		0.53%	0.57%	0.72%
After expense reimbursements	0.64%		0.59%		0.74%	0.82%	0.98%
Portfolio turnover	18%		2%		4%	7%	9%

K Shares	Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$18.31		$14.83		$11.93	$10.69	$10.18
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.02		0.01		0.03	0.03	0.05
Net gain/(loss) on securities (both realized and unrealized)	0.18		3.67		2.91	1.24	0.48
Total from investment operations	0.20		3.68		2.94	1.27	0.53
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)		(0.03)		(0.04)	(0.03)	(0.02)
Distributions from capital gains	(0.24)		(0.17)		—	—	—
Total distributions	(0.28)		(0.20)		(0.04)	(0.03)	(0.02)
Net asset value, end of year or period	$18.23		$18.31		$14.83	$11.93	$10.69

Total return	1.24%		25.03%		24.70%	11.96%	5.25%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$24,755		$28,573		$22,427	$15,500	$17,799
Ratio of expenses to average net assets:
Before expense reimbursements	1.24%		1.24%		1.20%	1.24%	1.24%
After expense reimbursements	1.00	%(b)	1.01	%(b)	0.99%	0.99%	0.99%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.10)%		(0.15)%		0.03%	0.05%	0.22%
After expense reimbursements	0.14%		0.08%		0.24%	0.30%	0.48%
Portfolio turnover	18%		2%		4%	7%	10%

(a)	Calculated based upon average shares outstanding.
(b)	CCO Fees are not included in the expense limitation.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton Green Alpha Fund Direct Shares	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year	$17.20	$17.32	$14.53	$13.67	$15.90
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.03	0.05	0.02	(0.03)	(0.08)
Net gain/(loss) on securities (both realized and unrealized)	1.47	0.34	2.77	0.89	(2.15)
Total from investment operations	1.50	0.39	2.79	0.86	(2.23)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)	(0.05)	—	—	—
Distributions from capital gains	(0.24)	(0.46)	— (b)	— (b)	— (b)
Total distributions	(0.26)	(0.51)	—	—	—
Net asset value, end of year or period	$18.44	$17.20	$17.32	$14.53	$13.67

Total return	8.91%	2.19%	19.20%	6.29%	(14.02)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$56,567	$49,366	$40,256	$36,880	$29,596
Ratio of expenses to average net assets:
Before expense reimbursements	1.34%	1.30%	1.30%	1.31%	1.34%
After expense reimbursements	1.34%	1.30%	1.30%	1.31%	1.34%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.15%	0.30%	0.13%	(0.22)%	(0.53)%
After expense reimbursements	0.15%	0.30%	0.13%	(0.22)%	(0.53)%
Portfolio turnover	12%	13%	24%	13%	22%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.

See accompanying notes to financial statements.

Shelton Funds	Notes to Financial Statements	August 31, 2019

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Green California Tax-Free Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund, and Shelton Green Alpha Fund (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: Green California Tax-Free Income Fund seeks high current tax-free income for California residents. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors’ principal and as high a level of income as is consistent with these objectives. The United States Treasury Trust seeks high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share. S&P 500 Index Fund’s objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index. S&P MidCap Index Fund attempts to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index. S&P SmallCap Index Fund attempts to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index. The Shelton Core Value Fund’s objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. Shelton Green Alpha Fund seeks to achieve long-term capital appreciation by investing in stocks in the green economy. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index.

The Shelton Funds began offering additional classes of shares, Class K, on October 16, 2003. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Equity securities listed on a national exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share. The Fund receives options pricing data from the Trust’s third party pricing service who use the last traded price to quote options positions.

Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to its Pricing Committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Options – The Shelton Core Value Fund may write call options. When an option is written, the Fund receives a premium and becomes obligated to sell the underlying security at a fixed price, upon exercise of the option. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as the Options Clearing Corporation). The difference between the premium received or paid, and the market value of the option, is recorded as unrealized appreciation or depreciation. When an option is exercised, the proceeds of the security sold are adjusted by the amount of premium received. Upon the expiration of the option, a gain or loss is reported in the Statement of Operations. The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or give up the opportunity for profit.

(d) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

(e) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the Green California Tax-Free Income Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Shelton Green Alpha Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The U.S. Treasury Trust intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(f) Concentration – The Green California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

(g) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(h) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and money market funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2019

(i) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2016-2018), or expected to be taken in the Fund’s 2019 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at August 31, 2019 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)			Level 1(a)	Level 1(a)	Level 2(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities		Total Assets	Futures Contracts - Assets(d)	Futures Contracts - Liabilities(d)	Written Options - Liabilities
Green California Tax-Free Income Fund	$—	$65,522,289	$—		$65,522,289	$—	$—	$—
U.S. Government Securities Fund	—	19,313,646	—		19,313,646	—	—	—
Short-Term U.S. Government Bond Fund	—	6,009,806	—		6,009,806	—	—	—
The United States Treasury Trust Fund	—	39,094,862	—		39,094,862	—	—	—
S&P 500 Index Fund	190,785,673	299,062	—		191,084,735	—	285	—
S&P MidCap Index Fund	109,439,054	598,124	—		110,037,178	1,170	—	—
S&P SmallCap Index Fund	66,013,070	99,687	2,518		66,115,275	—	131	—
Shelton Core Value Fund	145,589,496	5,084,058	700,000	(e)	151,373,554	—	—	2,120,565
Nasdaq-100 Index Fund	632,063,728	199,375	—		632,263,103	—	1,001	—
Shelton Green Alpha Fund	55,033,210	—	—		55,033,210	—	—	—

(a)	It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of FYE.
(b)

All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities, except those that are fair valued in the Basic Materials and Consumer Discretionary industries. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.
(e)	Preferred Stock.

Level 3 Securities	S&P SmallCap Index Fund	Shelton Core Value Fund
	Common Stock - Basic Materials	Preferred Stock
Beginning Balance	$2,962	$1,000,000
Net Purchases	—	—
Net Sales	—	—
Total Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	$(444)	$(300,000)
Accrued Interest	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending Balance	$2,518	$700,000

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2019

	Fair Value as of 8/31/2019	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
A Schulman Inc Rights	$2,518	Based on the difference between the value of the underlying security and the cash value of the right	Impact of pending litigation relating to right issuance	$0.85	Results of pending litigation may result in direct and proportional changes in the value of the security
Amerityre Corp. 5% Preferred Conv.	$700,000	Estimated recovery proceeds	*Market quotes, yield quotes and option valuation	$0.35	Changes in the market quotes and option valuation will result in direct and proportional changes in the value of the security

*	Market quote on Amerityre common stock, five-year treasury yield and the option value of the conversion of preferred stock to common stock.

(j) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund and Shelton Green Alpha Fund can use futures contracts and strategies for achieving the investment objectives.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted.

Under normal circumstances each Fund may follow a number of investment policies to achieve its objective. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At August 31, 2019, the number of open future contracts in the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund were 3, 3, 4, and 3, respectively. The Shelton Core Value Fund, and Shelton Green Alpha Fund held no futures contracts at August 31, 2019. Only current day’s variation margin is reported as an asset or liability within the statement of assets and liabilities.

The effect of derivative instruments on the Statements of Assets & Liabilities for the year ended August 31, 2019:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Receivable	Variation Margin Payable
S&P 500 Index Fund - Equity contracts	$—	$285
S&P MidCap Index Fund - Equity contracts	1,170	—
S&P SmallCap Index Fund - Equity contracts	—	131
Nasdaq-100 Index Fund - Equity contracts	—	1,001

The effect of derivative instruments on the Statements of Operations for the year ended August 31, 2019:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain/ (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation/ (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund - Equity contracts	$73,975	$(9,272)
S&P MidCap Index Fund - Equity contracts	(27,539)	(16,069)
S&P SmallCap Index Fund - Equity contracts	(226,099)	(42,815)
Nasdaq-100 Index Fund - Equity contracts	(1,336,043)	(502,329)

The previously disclosed derivative instruments outstanding as of August 31, 2019, and their effect on the Statement of Operations for the year ending August 31, 2019, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the year:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value
S&P 500 Index Fund - Equity contracts	$970,663
S&P MidCap Index Fund - Equity contracts	711,887
S&P SmallCap Index Fund - Equity contracts	815,412
Nasdaq-100 Index Fund - Equity contracts	5,410,574

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2019

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

	To $100 million in net assets	$100 million to $500 million in net assets	$500 million to $1 billion in net assets	In excess of $1 billion in net assets
Green California Tax-Free Income Fund	0.50%	0.45%	0.40%	0.40%
U.S. Government Securities Fund	0.50%	0.45%	0.40%	0.40%
U.S. Treasury Trust	0.50%	0.45%	0.40%	0.40%
Short-Term U.S. Government Bond Fund	0.50%	0.50%	0.45%	0.40%
S&P 500 Index Fund	0.25%	0.25%	0.25%	0.25%
S&P MidCap Index Fund	0.40%	0.40%	0.40%	0.40%
S&P SmallCap Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Core Value Fund	0.50%	0.50%	0.45%	0.40%
Nasdaq-100 Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Green Alpha Fund(a)	1.00%	1.00%	1.00%	1.00%

(a)	The Advisor pays Green Alpha Advisors a sub-advisor fee of 0.50%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement is effective until January 2, 2020, unless renewed and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the voluntary expense limits, for the year ended August 31, 2019 are as follows:

	Voluntary Expense Limitation
Fund	Reimburse	Direct Shares	K Shares	Expiration
U.S. Government Securities Fund	0.23%	0.74%	1.24%	1/2/20
Short-Term U.S. Government Bond Fund	0.77%	0.59%	1.09%	1/2/20
The United States Treasury Trust	0.22%	0.53%	1.03%	1/2/20
Nasdaq-100 Index Fund	0.24%	0.49%	0.99%	1/2/20

At August 31, 2019, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $4,687,164. The Advisor may recapture a portion of the above amount no later than the dates as stated below. As of January 2, 2018, the S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund were no longer subject to contractual expense limitations.

Fund	Expires 8/31/20	Expires 8/31/21	Expires 8/31/22	Total
U.S. Government Securities Fund	$16,422	$27,929	$43,929	$88,280
Short-Term U.S. Government Bond Fund	23,105	36,555	48,141	107,801
The United States Treasury Trust	120,514	170,178	108,593	399,285
S&P 500 Index Fund	182,805	88,195	—	271,000
S&P MidCap Index Fund	72,425	43,839	—	116,264
S&P SmallCap Index Fund	39,066	23,398	—	62,464
Nasdaq-100 Index Fund	918,243	1,275,279	1,448,548	3,642,070
Total	$1,372,580	$1,665,373	$1,649,211	$4,687,164

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of Trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed on the Statement of Operations.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton Capital is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay RFS Partners, the Funds’ distributor (the “Distributor”) a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares. The Plan was amended to eliminate the Class A Shares. All A Share accounts were liquidated effective December 6, 2013.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund of the Shelton Funds pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund. The United States Treasury Trust Fund is not charging its Shareholder Servicing Fee.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2019

For the year ended August 31, 2019, the following were paid by the Class K Shares of each Fund of the Trust:

Fund	Class K 12b-1 Fees	Class K Shareholder Service Fees
U.S. Government Securities Fund	$8,034	$8,034
Short-Term U.S. Government Bond Fund	2,692	2,675
U.S. Treasury Trust Fund	4,746	4,746
S&P 500 Index Fund	20,326	20,258
S&P MidCap Index Fund	11,717	11,717
S&P SmallCap Index Fund	18,542	18,542
Shelton Core Value Fund	11,039	11,039
Nasdaq-100 Index Fund	64,223	64,384

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the period are included in the Statement of Operations.

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the year ended August 31, 2019 were as follows:

Fund	Purchases	Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)
Green California Tax-Free Income Fund	$2,213,775	$6,855,963	$2,213,775	$6,855,963
U.S. Government Securities Fund	1,449,238	3,213,505	—	—
Short-Term U.S. Government Bond Fund	1,788,070	1,911,833	—	—
S&P 500 Index Fund	6,388,411	8,244,348	6,388,411	8,244,348
S&P MidCap Index Fund	15,347,377	25,033,325	15,347,377	25,033,325
S&P SmallCap Index Fund	10,215,391	16,568,810	10,215,391	16,568,810
Core Value Fund	32,248,902	52,269,484	32,248,902	52,269,484
Nasdaq-100 Index Fund	112,849,187	130,716,525	112,849,187	130,716,525
Green Alpha Fund	8,479,510	5,555,451	8,479,510	5,555,451

Note 4 – OPTIONS WRITTEN

Written Options Contracts – Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund. A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

At August 31, 2019, the Shelton Core Value Fund had written option contracts outstanding:

Derivatives not Accounted for as Hedging Instruments	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (written option contracts)	Written options, at value	$2,120,565

The effect of derivative instruments on the Funds’ Statement of Operations for the year ended August 31, 2019, was as follows:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognize in Income	Realized Gain/ (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	$2,544,749	$(37,166)

Volume of derivative instruments held by the Funds during the year ended August 31, 2019, was as follows:

Derivative Type	Unit of Measurement	Average
Written Option Contracts	Contracts	$(1,575,028)

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2019

Note 5- TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2019, there are permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards, distribution reclassifications, and treatment of accretion of discount. The reclassifications were as follows:

	Increase/(Decrease) Paid-In Capital	Increase/(Decrease) Accumulated Gain/(Loss)
U.S. Government Securities Fund	$(246,727)	$246,727
The United States Treasury Trust	(5,175)	5,175
S&P 500 Index Fund	(156)	156
Shelton Green Alpha Fund	63,071	(63,071)

Tax Basis of Distributable Earnings: The tax character of distributable earnings at August 31, 2019 was as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation/ (Depreciation)	Post October and Other Losses	Total Distributable Earnings
Green California Tax-Free Income Fund	$3,682	$86,607	$—	$4,423,907	$(25,962)	$4,488,234
U.S. Government Securities Fund	—	—	(46,105)	690,599	(578)	643,916
Short-Term U.S. Government Bond Fund	394	—	(3,327)	44,943	(112)	41,898
The United States Treasury Trust	—	—	(2,236)	(11)	—	(2,247)
S&P 500 Index Fund	534,810	5,118,027	—	119,782,879	—	125,435,716
S&P MidCap Index Fund	109,576	7,058,634	—	28,241,711	—	35,409,921
S&P SmallCap Index Fund	32,014	3,891,720	—	10,623,090	—	14,546,824
Core Value Fund	264,261	9,784,796	—	33,937,464	—	43,986,521
Nasdaq-100 Index Fund	1,711,020	7,060,789	—	264,235,112	—	273,006,921
Green Alpha Fund	—	—	—	10,030,862	(172,150)	9,858,712

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the realization of unrealized gains/(losses) on future contracts for tax purposes, wash sales, the treatment of accretion of discounts, and certain other investments.

Elective Deferrals: The Funds have not elected to defer capital losses recognized during the period November 1, 2018-August 31, 2019 to the period ending August 31, 2020.

The Funds have not elected to defer ordinary losses to the period ending August 31, 2020.

Capital Losses: Capital loss carry forwards, as of August 31, 2019, available to offset future capital gains, if any, are as follows:

Expiring	U.S. Government Securities Fund	Short- Term U.S. Government Bond Fund	United States Treasury Trust Fund
Long Term with No Expiration	$(46,105)	$(3,327)	$—
Short Term with No Expiration	—	—	(2,236)
Total	$(46,105)	$(3,327)	$(2,236)

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2019

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

The tax character of distributions paid during the years ended August 31, 2019 and 2018 were as follows:

Fund	Year	Return of Capital	Ordinary Income	Long-Term Capital Gains(a)	Exempt- Interest Dividends	Total Distributions
Green California Tax-Free Income Fund	2018	$—	$—	$234,947	$1,471,475	$1,706,422
	2019	—	—	119,292	1,312,755	1,432,047
U.S. Government Securities Fund	2018	—	—	—	282,935	282,935
	2019	—	264,460	—	—	264,460
Short-Term U.S. Government Bond Fund	2018	—	38,892	—	—	38,892
	2019	—	80,430	—	—	80,430
The United States Treasury Trust	2018	—	524,755	—	—	524,755
	2019	—	845,516	—	—	845,516
S&P 500 Index Fund	2018	—	2,799,181	2,382,074	—	5,181,255
	2019	—	3,067,559	1,340,869	—	4,408,428
S&P MidCap Index Fund	2018	—	1,191,336	7,185,786	—	8,377,122
	2019	—	2,402,000	10,698,956	—	13,100,956
S&P SmallCap Index Fund	2018	—	1,056,028	5,901,648	—	6,957,676
	2019	—	738,251	5,245,346	—	5,983,597
Shelton Core Value Fund	2018	—	3,972,866	19,009,224	—	22,982,090
	2019	—	9,355,980	20,581,178	—	29,937,158
Nasdaq-100 Index Fund	2018	—	4,586,520	3,677,125	—	8,263,645
	2019	—	3,857,160	8,346,060	—	12,203,220
Green Alpha Fund	2018	—	123,102	1,115,328	—	1,238,430
	2019	—	148,555	552,838	—	701,393

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2019.

Note 6 - OFFSETTING OF FINANCIAL INSTRUMENTS AND DERIVATIVE ASSETS AND LIABILITIES

The following is a summary of financial and derivative instruments and collateral received and pledged in connection with such arrangements.

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
		Gross Amounts Recognized in the Statement of Assets & Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received	Net Amount
S&P 500 Index Fund:	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$285	$—	$285	$—	$(285)	$—
		285	—	285	—	(285)	—
S&P MidCap Index Fund:	Assets
	Futures Contracts	$1,170	$—	$1,170	$—	$(1,170)	$—
		1,170	—	1,170	—	(1,170)	—
	Liabilities
	Future Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
S&P SmallCap Index Fund:	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$131	$—	$131	$—	$(131)	$—
		131	—	131	—	(131)	—
Nasdaq-100 Index Fund:	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$1,001	$—	$1,001	$—	$(1,001)	$—
		1,001	—	1,001	—	(1,001)	—

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2019

Amounts relate to master netting agreements and collateral agreements which have been determined by the company to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 7 – SUBSEQUENT EVENTS

In preparing the financial statements as of August 31, 2019, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements and has determined that there were no subsequent events requiring recognition or disclosure.

Fund Holdings (Unaudited)

The Fund holdings shown in this report are as of August 31, 2019. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling (800) 955-9988.

Proxy Voting Policies, Procedures and Voting Records (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Funds’ website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
of Shelton Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Green California Tax-Free Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund and Shelton Green Alpha Fund (the “Funds”), each a series of Shelton Funds (the “Trust”), including the schedules of investments, as of August 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1986.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers or through other appropriate auditing procedures where replies from brokers were unable to be obtained. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 29, 2019

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chairman of the Board, Trustee, President	Since August 1999, Since August 1999, Since August 1999
Kevin T. Kogler	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Trustee	Since May 2006
Marco L. Quazzo	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1962	Trustee	Since August 2014
Stephen H. Sutro	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1969	Trustee	Since May 2006
William P. Mock	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Treasurer	Since February 2010
Gregory T. Pusch	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chief Compliance Officer, Secretary	Since March 2017

Each Trustee oversees the Trust’s ten Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present; Principal, Robertson Piper Software Group, 2006 to 2012; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present; Partner, Barg Coffin Lewis & Trapp LLP (law firm), 2008 to March 2015.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present.
Gregory T. Pusch	Principal Occupations Past five years: Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance / CCO, HarbourVest Partners 2012-2015.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*

Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

P.O. Box 87

Denver, CO 80201-0087

ITEM 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 955-9988.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	N/A

(a)(3)	The audit committee has determined that no single independent trustee meets the criteria of "audit committee financial expert", but the collective skills of the committee are sufficient to satisfy the requirements.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $134,200 for the fiscal year ended August 31, 2019 and $135,300 for the fiscal year ended August 31, 2018.

(b)	Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of Item 4.

(c)	Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $28,400 for the fiscal year ended August 31, 2019 and $28,600 for the fiscal year ended August 31, 2018.

(d)	All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)(1)	The Registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit-related services;

(ii)	pre-approval of all non-audit related services to be provided to the Registrant by the auditors;

(iii)	pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant 's investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant 's investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(e)(2)	All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.

(f)	N/A

(g)	The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $7,000 for the fiscal year ended August 31, 2019 and $6,750 for the fiscal year ended August 31, 2018.

(h)	N/A

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHELTON FUNDS

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: October 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: October 30, 2019

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: October 30, 2019